Combined Semi-Annual Report To Shareholders October 31, 2002

Class R Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs Large Cap Growth Fund

Riggs U.S. Government Securities Fund

Riggs Bond Fund

Riggs Intermediate Tax Free Bond Fund

Riggs Long Term Tax Free Bond Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money Market Fund

Class Y Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs U.S. Government Securities Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money Market Fund

Mutual funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Securities Inc. They involve investment risks, including the possible loss of the principal amount invested.

Federated Securities Corp., Distributor

RIGGS FUNDS

PRESIDENT’S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report for the Riggs Funds—Class R and Class Y Shares—for the first half of the funds’ current fiscal year, which is the six-month reporting period ended October 31, 2002. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for each fund.

The six-month reporting period saw continued positive returns for bonds. Stock prices continued to fall as world turmoil, corporate accounting scandals, and concern over the strength of the economy weakened investor sentiment. We urge you to read the investment commentary for a more in-depth review of the financial markets and management of your fund.

The following highlights summarize fund performance over the six-month reporting period:

Riggs Stock Fund
The six-month reporting period was a volatile one for the U.S. stock market. As a result, the fund’s diversified portfolio of high-quality, “household name” stocks produced a negative total return. The Class R Shares total return was (18.79)%, or (20.42)% adjusted for the 2% redemption fee.* The return was the result of a decline in net asset value. The Class Y Shares total return was (18.75)%, the result of a decline in net asset value.* The fund’s net assets totaled $37.1 million at the end of the reporting period.

Riggs Small Company Stock Fund
As the most aggressive fund in the Riggs family, the fund invests in carefully selected stocks issued by small companies.** Reflecting the decline in values among small-company stocks, the total return for Class R Shares was (20.83)% or (22.41)% adjusted for the 2% redemption fee.* The return was due to a decline in net asset value. The return for Class Y Shares was (20.69)%, the result of a decline in net asset value.* At the end of the reporting period, the fund’s net assets totaled $32.3 million.

Riggs Large Cap Growth Fund
This fund is managed to help investors pursue capital appreciation by investing in a portfolio of the largest growth companies traded on U.S. stock markets. Class R Shares produced a total return of (6.75)%, or (8.61)% adjusted for the 2% redemption fee.* The return was due to decline in net asset value. Net assets in the fund totaled $10.2 million at the end of the reporting period.

Riggs U.S. Government Securities Fund
This fund’s government-focused bond portfolio paid Class R Share dividends totaling $0.24 per share. The Class R Shares net asset value increased from
$10.00 to $10.41. The dividends and net asset value increase resulted in a total return of 6.57%, or 4.57% adjusted for the 2% redemption fee.* Class Y Shares paid dividends totaling $0.25 per share, while net asset value increased from $10.00 to $10.41. As a result, Class Y Shares produced a total return of 6.70%. * The fund’s net assets totaled $77.7 million at the end of the reporting period.

Riggs Bond Fund
This fund is managed to help investors pursue a high level of current income through a portfolio of investment grade corporate bonds and government bonds. Class R Shares paid dividends totaling $0.28 per share, while the net asset value increased from $10.59 to $10.95. As a result, Class R Shares produced a total return of 6.50%, or 4.50% adjusted for the 2% redemption fee.* Net assets in the fund totaled $27.4 million at the end of the reporting period.

Riggs Intermediate Tax Free Bond Fund
Designed for tax-sensitive investors, this fund pursues a high level of income free of federal income tax through a portfolio of intermediate-term, investment grade municipal bonds.*** Class R Shares paid dividends totaling $0.20 per share, while net asset value increased by $0.18. As a result, Class R Shares produced a total return of 3.70%, or 1.70% adjusted for the 2% redemption fee.* Net assets in the fund totaled $53.4 million at the end of the reporting period.

Riggs Long Term Tax Free Bond Fund
This fund is also managed to help tax-sensitive investors pursue a high level of income free of federal income tax—through a portfolio of long-term, investment grade municipal bonds.*** Class R Shares paid dividends totaling $0.20 per share, while net asset value increased by $0.34. As a result, Class R Shares produced a total return of 5.25%, or 3.25% adjusted for the 2% redemption fee.* Net assets in the fund totaled $44.2 million at the end of the reporting period.

Riggs Prime Money Market Fund
This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities.† The fund’s portfolio of high quality money market securities paid dividends totaling $0.005 per share for Class Y Shares and $0.004 per share for Class R Shares over the reporting period.* The fund ended the reporting period with total net assets of $212.8 million.

Riggs U.S. Treasury Money Market Fund
This is the most conservative Riggs fund, which is managed to help shareholders earn daily income on their ready cash through a portfolio of direct U.S. Treasury money market securities or repurchase agreements fully backed by U.S. Treasury securities.† The fund’s portfolio of U.S. Treasury money market securities paid dividends totaling $0.004 per share for Class Y Shares and $0.003 per share for Class R Shares over the reporting period.* Net assets in the fund totaled $81.9 million at the end of the reporting period.

Thank you for pursuing your financial goals through the professional management and diversification of the Riggs Funds. We’ll continue to keep you up-to-date on your progress.

Sincerely,

/s/ Peter J. Germain
Peter J. Germain
President
December 16, 2002

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance information is available by calling 1-800-934-3883.

**	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
***	Income may be subject to the federal alternative minimum tax and state and local taxes.
†
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

INVESTMENT REVIEW

Riggs Stock Fund
Riggs Small Company Fund
Reports of corporate fraud, recession, war on terrorism, and the issue of disarmament of Iraq weighed heavily on the equity markets during the reporting period from May 1, 2002 through October 31, 2002. The Standard & Poor’s 500 Index (“S&P 500”)* and the Russell 2000 Index** lost 17.02% and 26.34%, respectively, over this period. This declining trend was marred with high intra-day volatility. All eyes were on the consumer, who has been supporting the economy, with investors watching for the first signs of falling confidence and lower spending. Consumer spending has been helped in part by rising home values and low mortgage rates, which encouraged homeowners to take out some of the equity in their homes through refinancing to boost their disposable income.

During the reporting period the consumer discretionary sector*** gave up most of its gains from earlier this year. Technology and telecommunication sectors rebounded sharply in October, following dismal performance for the prior six months. Across all market caps, consumer staples delivered the most consistent earnings and thus generated the best overall returns during the reporting period.

We believe that the stock market has become attractively priced with good upside potential assuming the earnings estimates, which have been brought down considerably, are achievable. Furthermore, investor sentiment is particularly despondent, creating the opportunity for positive surprises. Also, given the very low inventory-to-sales ratio, positive seasonal trends, high short interest, and portfolio re-balancing, even a modest inventory replenishment cycle or some positive news on the Iraq front, could provide sufficient economic strength and positive sentiment to generate strong equity returns in coming months.

For the reporting period, the Riggs Stock Fund (Class Y Shares) slightly underperformed its benchmark, the S&P 500, with a total return of (18.75)%. This relative performance was derived primarily from stock selection particularly within the utility sector, as we maintained sector weights close to those of the benchmark.

For the reporting period, the Riggs Small Company Stock Fund (Class Y Shares) significantly outperformed its benchmark, the Russell 2000 Index, with a total return of (20.69)%. This performance was primarily attributable to stock selections particularly within the technology, energy and healthcare sectors. In addition, the cash position that had accumulated from previous stock sales earlier this year cushioned some of the volatility.

Although the market has lost significant value over the past six months, there are positive signs which are now emerging such as an improving economy, attractive valuations, and monetary and fiscal stimulus. As the dispersion between growth and value stock performance continues to widen, we have been selectively adding some of the more reasonably priced growth stocks to the portfolios as visibility improves on corporate spending priorities. Our investment philosophy in managing both funds is to seek stocks selling at relatively attractive valuations and for which we believe earnings growth will prove sustainable. We emphasize companies that are (1) undergoing a significant restructuring, (2) introducing new products and services that are under-appreciated by the market, or (3) low cost suppliers or niche providers with dominant and/or growing market shares. We control risk in the portfolio by maintaining sector weights close to those of the benchmark and seek out performance through stock selection.

Riggs Large Cap Growth Fund
For the reporting period, May 1, 2002 to October 31, 2002, the Riggs Large Cap Growth Fund very significantly outperformed its benchmark by 10.27% with a total return of (6.75)% compared to a total return of (17.02)% for the S&P 500.

The six month period was marred by various stories of fraud, uncertainty over Iraq, and sluggish recovery thus posing a challenge to managing a growth fund. The fund’s out performance has largely been a result of stock selection and commitment to high quality growth firms combined with a rebalancing of the fund with investments in healthcare, consumer/retail, financial and industrial companies.

In challenging times such as these it is important to maintain a long-term investment focus. The markets move in cycles and every downswing has been followed by an upswing. We continue to take advantage of the market volatility and its inability to distinguish between growth and value stocks by adding more high quality growth companies to the portfolio at reasonable prices relative to trend-line earnings growth, particularly in the consumer discretionary, healthcare and technology sectors.

Riggs Bond Fund
Riggs U.S. Government Securities Fund
During the reporting period from May 1, 2002 to October 31, 2002 the economic data remained mixed. The employment statistics continued to languish while the consumer spending and housing numbers continued to indicate strength. While the sluggish payroll data received during the reporting period remains somewhat worrisome, the improvements in productivity should act as an offset to the traditional links between job formation and accompanying output and income gains. Nevertheless it is important to recognize that the overall unemployment rate of 5.6% is still extremely low by historical standards. On the inflation front, both the consumer price index (“CPI”) and personal products index continued to indicate that inflation hovers around 1.75%, however, a disconnect maybe forming considering the Commodity Research Bureau is up 20 through October. In lieu of these countervailing market conditions, the Federal Reserve Board (the “Fed”) maintained the federal funds target rate during the reporting period.

During the reporting period the yield curve steepened with the middle of the yield curve outperforming the wings. The Treasury and agency sectors were the best performing during the reporting period, while the mortgage and corporate sectors were the worst performing. Going forward, in our view, there is little or no relative value offered by interest rates at these levels, and as a result, we will continue to underweight our duration relative to our benchmarks.†

Riggs Intermediate Tax Free Fund
Riggs Long Term Tax Free Fund
During the reporting period from May 1, 2002 to October 31, 2002 the fixed income markets had to respond to a multitude of information from both the economy and the equity markets. The economic picture was mixed as the employment statistics continued to languish, while the consumer spending and housing numbers continued to indicate strength. This dichotomy led to market wide price volatility as expectations about future growth changed with each economic release. In lieu of these market conditions the Fed maintained the federal funds target rate during the reporting period.

During the quarter, the tax exempt AAA yield curve steepened, with shorter maturities dropping more in yield than longer maturities. Hospital and transportation sector bonds were the best performing, while housing and industrial development revenue securities performed the worst. Going forward, there is enough uncertainty in the financial markets to keep the Fed on hold until at least sometime next year. As a result, we will maintain our current fixed income strategy of under weighting riskier sectors like hospitals and over weighting more secure areas like state general obligations and insured revenue securities.

Riggs U.S. Treasury Money Market Fund
Riggs Prime Money Market Fund
During the reporting period from May 1, 2002 to October 31, 2002, yields in the short-end of the curve continued to fall as the Fed maintained the federal funds target rate at a forty-one year low of 1.75%. Rates in the Treasury market are currently at historic lows. There remains a great deal of market uncertainty with business confidence low, household debt at record levels and geopolitical risks and corporate reporting concerns still a factor. The unemployment rate ended the period at 5.6%, but was expected to go higher, and consumer confidence is currently at the lowest level in nine years. The CPI is up just 1.5% year-over-year through October and the slow growth may help to keep inflation tame.

The average maturity of the Riggs U.S. Treasury Money Market Fund was shorter at 25 days due in part to the inverted yield curve in the front end of the Treasury market. The yield on the three-month Treasury bill was down 32 basis points to 1.44%, while the yield on the six-month Treasury bill was down 47 basis points to 1.41%. The yield on the two-year note fell 152 basis points to 1.67%. At the longer end of the market, the thirty-year bond was down 58 basis points to 4.99% leading to the continued widening in the yield curve. The spread between the two-year and thirty-year Treasurys went from +237 basis points to +332 basis points, a widening of almost 100 basis points. We will continue to look at the relationship of Treasury bills and notes versus repurchase agreements in order to provide the highest yield for the fund.

The average maturity of the Riggs Prime Money Market Fund was slightly longer at 59 days as we increased our exposure to callable agency paper throughout the reporting period. The steep yield curve and high volatility contributed to the yield advantage of callable agencies over bullets and therefore demand for these securities. Commercial paper issuance remains lower this year as companies like General Electric continue to extend their debt profiles by issuing longer-term debt rather than commercial paper. Yields in the commercial paper and federal agency market followed the Treasury market down, and yields in the short-end remained slightly inverted. The average seven-day yield for taxable money market funds ended the period at 1.21%, an all-time low in yield. We will continue to monitor the Fed’s expectations going forward and will focus on high quality corporate and commercial paper names along with Treasury and agency securities in order to enhance the yield of the Fund.

*
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.

**
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged, and investments cannot be made in an index.

***
Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

†
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

PORTFOLIO OF INVESTMENTS

Riggs Stock Fund
October 31, 2002 (unaudited)

Shares		Value
Common Stocks—98.5%

	Communications—3.9%

12,195	CenturyTel, Inc.	$345,484

18,343	SBC Communications, Inc.	470,681

16,931	Verizon Communications, Inc.	639,314

	Total	1,455,479

	Consumer Durables—2.9%

5,975	Harley-Davidson, Inc.	312,493

20,490	Mattel, Inc.	376,196

11,980	Newell Rubbermaid, Inc.	388,392

	Total	1,077,081

	Consumer Non-Durables—8.3%

7,295	Anheuser-Busch Cos., Inc.	384,884

12,075	Avon Products, Inc.	585,517

5,080	International Flavors & Fragrances, Inc.	170,434

9,885	Kraft Foods, Inc., Class A	390,457

9,460	PepsiCo, Inc.	417,186

16,260	Philip Morris Cos., Inc.	662,595

5,365	Procter & Gamble Co.	474,534

	Total	3,085,607

	Consumer Services—3.0%

27,752	(1) Clear Channel Communications, Inc.	1,028,212

4,960	Darden Restaurants, Inc.	94,141

	Total	1,122,353

	Distribution Services—2.1%

2,450	AmerisourceBergen Corp.	174,317

12,465	McKesson Corp.	371,582

7,450	Sysco Corp.	236,016

	Total	781,915

	Electronic Technology—11.3%

30,270	(1) Cisco Systems, Inc.	338,419

17,990	(1) Dell Computer Corp.	514,694

38,205	Hewlett-Packard Co.	603,639

33,056	Intel Corp.	571,869

7,853	International Business Machines Corp.	619,916

7,360	(1) L-3 Communications Holdings, Inc.	345,920

18,395	(1) Micron Technology, Inc.	294,320

22,680	Nokia Oyj, ADR	376,942

1,920	(2) Northrop Grumman Corp.	198,010

15,850	(2) STMicroelectronics N.V.	311,769

	Total	4,175,498

	Energy—4.2%

7,526	BP p.l.c., ADR	289,375

31,753	Exxon Mobil Corp.	1,068,806

Riggs Stock Fund
Shares		Value
Common Stocks—continued

	Energy—continued

4,780	Royal Dutch Petroleum Co., ADR	$204,488

	Total	1,562,669

	Finance—19.4%

16,915	American Express Co.	615,198

13,995	American International Group, Inc.	875,387

8,785	Bank of America Corp.	613,193

26,145	Citigroup, Inc.	966,058

14,722	Fannie Mae	984,313

16,450	Hartford Financial Services Group, Inc.	649,775

9,315	Marsh & McLennan Cos., Inc.	435,104

17,019	Mellon Financial Corp.	481,468

13,945	Sovereign Bancorp, Inc.	196,346

19,760	U.S. Bancorp	416,738

19,204	Wells Fargo & Co.	969,226

	Total	7,202,806

	Health Services—1.6%

8,795	HCA—The Healthcare Corp.	382,494

2,983	(1) Wellpoint Health Networks, Inc.	224,351

	Total	606,845

	Health Technology—11.3%

7,140	(1) Amgen, Inc.	332,438

15,243	(1) Genentech, Inc.	519,634

13,250	Johnson & Johnson	778,437

11,420	Medtronic, Inc.	511,616

28,212	Pfizer, Inc.	896,295

5,385	Pharmacia Corp.	231,555

10,485	Schering Plough Corp.	223,855

8,185	(1) St. Jude Medical, Inc.	291,468

11,505	Wyeth	385,418

	Total	4,170,716

	Industrial Services—1.4%

17,355	Halliburton Co.	280,804

7,275	(1) Noble Corp.	235,128

	Total	515,932

	Process Industries—3.1%

7,165	Air Products & Chemicals, Inc.	316,693

10,380	E.I. Du Pont de Nemours & Co.	428,175

11,135	International Paper Co.	388,946

	Total	1,133,814

	Producer Manufacturing—8.0%

18,835	Alcoa, Inc.	415,500

6,345	Avery Dennison Corp.	394,913

46,295	General Electric Co.	1,168,949

7,500	(1) Lear Corp.	274,125

9,675	Textron, Inc.	396,675

Riggs Stock Fund
Shares or Principal Amount		Value
Common Stocks—continued

	Producer Manufacturing—continued

5,015	United Technologies Corp.	$309,275

	Total	2,959,437

	Retail Trade—6.7%

38,990	Gap (The), Inc.	458,912

9,135	Lowe’s Cos., Inc.	381,204

25,550	(1) Office Depot, Inc.	367,665

12,925	Target Corp.	389,301

16,875	Wal-Mart Stores, Inc.	903,656

	Total	2,500,738

	Technology Services—6.3%

18,081	(1) Concord EFS, Inc.	258,197

27,090	(1) Microsoft Corp.	1,448,502

61,450	(1) Oracle Corp.	626,176

	Total	2,332,875

	Transportation—2.5%

24,890	Norfolk Southern Corp.	502,778

29,114	Southwest Airlines Co.	425,064

	Total	927,842

	Utilities—2.5%

3,990	(2) Consolidated Edison Co.	169,854

9,515	Duke Energy Corp.	194,962

73,895	(2) El Paso Corp.	572,686

	Total	937,502

	Total Common Stocks (identified cost $35,735,654)	36,549,109

(3) Repurchase Agreement—1.5%

$551,000	Repurchase agreement with PaineWebber, dated 10/31/2002 due 11/1/2002 at 1.84%, collateralized by U.S. Treasury obligations with various maturities to 2027 (repurchase proceeds $551,028) (cost of $551,000)	551,000

	Total Investments (identified cost $36,286,654)(4)	$37,100,109

(1)	Non-income producing security.
(2)	Certain share amounts on loan to broker.
(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4)
The cost of investments for federal tax purposes amounts to $36,286,654. The net unrealized appreciation of investments on a federal tax basis amounts to $813,455 which is comprised of $4,045,701 appreciation and $3,232,246 depreciation at October 31, 2002.

Note:    The categories of investments are shown as a percentage of net assets ($37,108,024) at October 31, 2002.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Small Company Stock Fund
October 31, 2002 (unaudited)

Shares		Value

Common Stocks—88.4%

	Commercial Services—3.7%

13,251	(1) Cross Country, Inc.	$163,517

27,715	Ikon Office Solutions, Inc.	196,222

9,575	(1) MAXIMUS, Inc.	195,138

28,965	Moore Corp. Ltd.	320,063

13,985	(1) SOURCECORP, Inc.	320,676

	Total	1,195,616

	Communications—0.4%

30,046	(1) General Communications, Inc., Class A	139,413

	Consumer Durables—5.6%

6,665	Ethan Allen Interiors, Inc.	213,613

9,360	(1) Fossil, Inc.	183,550

2,965	Harman International Industries, Inc.	166,040

17,595	(1) JAKKS Pacific, Inc.	232,958

4,293	M.D.C. Holdings, Inc.	161,159

7,635	(1) Monaco Coach Corp.	123,611

795	(1) NVR, Inc.	269,505

2,550	Polaris Industries, Inc.	160,624

10,515	(1)(2) The Nautilus Group, Inc.	144,476

5,525	(1)(2) Take-Two Interactive Software, Inc.	142,434

	Total	1,797,970

	Consumer Non-Durables—2.8%

7,270	(1)(2) American Italian Pasta Co., Class A	250,451

13,485	(1) Chiquita Brands International	165,056

8,720	(1) Hain Celestial Group, Inc.	124,958

10,320	(1) NBTY, Inc.	160,476

11,602	Wolverine World Wide, Inc.	186,908

	Total	887,849

	Consumer Services—6.6%

7,175	(2) Advanced Marketing Services, Inc.	125,204

25,325	(1) Boca Resorts, Inc., Class A	268,445

7,435	(2) CBRL Group, Inc.	174,202

44,536	CKE Restaurants, Inc.	180,371

12,126	(1) Information Holdings, Inc.	183,103

4,058	Media General, Inc., Class A	221,973

33,521	(1) Regent Communications, Inc.	202,802

7,520	(1) Sonic Corp.	174,990

69,700	(1)(2) Summit America Television, Inc.	182,614

16,671	(1) Triarc Cos., Inc.	400,104

	Total	2,113,808

	Distribution Services—4.3%

24,735	Owens & Minor, Inc.	364,099

3,230	(1) Performance Food Group Co.	120,124

Riggs Small Company Stock Fund
Shares		Value

Common Stocks—continued

	Distribution Services—continued

7,140	(1) Priority Healthcare Corp., Class B	$173,431

8,330	(1)(2) SCP Pool Corp.	237,405

10,475	(1) School Specialty, Inc.	253,285

10,130	(1) United Natural Foods, Inc.	246,159

	Total	1,394,503

	Electronic Technology—10.9%

4,107	(1) Alliant Techsystems, Inc.	247,036

29,815	(1) Axcelis Technologies, Inc.	160,405

7,920	(1) Benchmark Electronics, Inc.	176,299

7,385	(1)(2) Cymer, Inc.	185,511

4,600	(1) ESCO Technologies, Inc.	167,440

9,072	(1) Excel Technology, Inc.	167,469

3,450	(1) FLIR Systems, Inc.	163,288

24,215	(1) Fargo Electronics	223,989

26,206	GenCorp, Inc.	214,365

20,846	HEICO Corp., Class A	157,596

2,485	Inter-Tel, Inc.	67,169

21,490	Methode Electronics, Inc., Class A	197,493

36,413	(1) Mykrolis Corp.	204,277

14,059	(1) Overland Storage, Inc.	180,096

17,540	Skyworks Solutions, Inc.	124,534

54,455	(1)(2) SymmetriCom, Inc.	168,266

21,690	(1) Titan Corp.	279,584

12,360	(1) Veeco Instruments, Inc.	148,073

1,630	(1) Zebra Technologies Corp., Class A	100,278

11,690	(1) Zoran Corp.	175,233

	Total	3,508,401

	Energy—2.1%

25,612	(1) Comstock Resources, Inc.	203,615

7,175	(1) Plains Resources, Inc.	160,146

22,395	(1) Ultra Petroleum Corp.	184,311

5,780	XTO Energy, Inc.	139,009

	Total	687,081

	Finance—11.2%

17,387	(1) BankUnited Financial Corp., Class A	282,191

8,583	Commercial Federal Corp.	199,555

9,864	Community First Bankshares, Inc.	270,372

6,030	Cullen/Frost Bankers, Inc.	208,819

4,290	East West Bancorp, Inc.	148,005

7,530	First American Financial Corp.	153,989

4,170	First BanCorp	104,375

12,849	First Charter Corp.	217,662

8,335	(1) First Republic Bank	168,784

8,423	Hudson United Bancorp	256,480

9,685	Provident Bankshares Corp.	218,891

Riggs Small Company Stock Fund
Shares		Value

Common Stocks—continued

	Finance—continued

6,301	RLI Corp.	$176,428

7,685	South Financial Group, Inc.	166,380

8,205	(1) Southwest Bancorp. of Texas, Inc.	231,791

8,814	Staten Island Bancorp, Inc.	162,883

9,270	United Bankshares, Inc.	280,139

7,290	Washington Federal, Inc.	179,771

5,220	Weingarten Realty Investors	193,923

	Total	3,620,438

	Health Services—5.8%

10,866	(1) AmeriPath, Inc.	162,773

6,965	(1) Amerigroup Corp.	203,448

4,910	(1) Coventry Health Care, Inc.	164,289

5,920	(1) Pediatrix Medical Group	236,800

10,100	(1) Pharmaceutical Product Development, Inc.	276,740

7,870	(1) Renal Care Group, Inc.	249,085

30,418	(1) SFBC International, Inc.	387,525

20,560	(1) U.S. Physical Therapy, Inc.	204,778

	Total	1,885,438

	Health Technology—4.4%

3,982	(1) Cephalon, Inc.	200,175

4,185	(1) Cerner Corp.	149,028

14,645	(1)(2)Given Imaging Ltd.	146,450

4,465	(1)(2) Medicis Pharmaceutical Corp., Class A	204,943

14,165	(1) Noven Pharmaceuticals, Inc.	181,454

5,165	(1) Respironics, Inc.	164,970

3,110	(1) Techne Corp.	102,630

4,892	(1) Viasys Healthcare, Inc.	78,663

54,113	(1) VitalWorks, Inc.	182,902

	Total	1,411,215

	Industrial Services—6.0%

12,197	(1) Cal Dive International, Inc.	267,968

63,214	(1) Casella Waste Systems, Inc.	338,827

5,613	(1) EMCOR Group, Inc.	272,848

16,757	(1)(2) Insituform Technologies, Inc., Class A	266,604

11,170	(1) National-Oilwell, Inc.	232,895

16,595	(1) Pride International, Inc.	230,339

22,173	(1) Tetra Tech, Inc.	196,896

6,993	(1) Tetra Technologies, Inc.	145,804

	Total	1,952,181

	Non-Energy Minerals—1.8%

26,953	Commonwealth Industries, Inc.	166,300

34,370	(1) Louisiana-Pacific Corp.	231,654

14,331	(1) Steel Dynamics, Inc.	186,733

	Total	584,687

Riggs Small Company Stock Fund
Shares		Value

Common Stocks—continued

	Process Industries—2.3%

5,365	AptarGroup, Inc.	$149,844

6,235	(1) Rogers Corp.	155,750

1,355	(1) Scotts Co., Class A	64,498

11,785	(1)(2) Sealed Air Corp.	180,546

10,525	(1) Silgan Holdings, Inc.	194,923

	Total	745,561

	Producer Manufacturing—3.4%

6,945	(1) American Axle & Manufacturing Holdings, Inc.	164,597

15,683	(2) Noble International Ltd.	131,737

1,728	OshKosh Truck Corp.	98,410

5,950	Roper Industries, Inc.	229,670

6,116	Timken Co.	111,434

14,975	Tredegar Corp.	193,178

38,649	(1) Wabash National Corp.	181,650

	Total	1,110,676

	Retail Trade—7.7%

9,235	Aaron Rents, Inc.	199,014

7,265	(1) Ann Taylor Stores Corp.	170,219

8,280	(1) Duane Reade, Inc.	159,307

22,841	(1) Insight Enterprises, Inc.	174,505

7,003	(1) Linens ‘N Things, Inc.	164,641

10,765	(1) O’Reilly Automotive, Inc.	293,562

7,880	(1) Pacific Sunwear of California	184,156

5,469	Regis Corp.	160,460

6,754	(1) Rent-A-Center, Inc.	299,540

101,599	(1) The Good Guys, Inc.	208,278

9,560	(1) Too, Inc.	241,868

20,520	(1) Wet Seal, Inc., Class A	238,853

	Total	2,494,403

	Technology Services—3.3%

6,170	(2) Fair Isaac & Co., Inc.	237,360

9,670	Global Payments, Inc.	273,178

7,612	(1)(2) Manhattan Associates, Inc.	171,118

8,555	(1) SERENA Software, Inc.	136,538

61,158	(1) Tyler Technologies, Inc.	244,632

	Total	1,062,826

	Transportation—3.4%

12,445	(1) Atlantic Coast Airlines	164,274

9,414	(1) Forward Air Corp.	163,145

5,105	(1) Hunt (J.B.) Transportation Services, Inc.	141,357

36,941	(1) Mesa Air Group, Inc.	203,545

20,806	SkyWest, Inc.	315,648

5,966	Werner Enterprises, Inc.	122,005

	Total	1,109,974

Riggs Small Company Stock Fund
Shares or Principal Amount		Value

Common Stocks—continued

	Utilities—2.7%

6,380	Energen Corp.	$178,002

4,565	New Jersey Resources Corp.	144,163

13,865	Philadelphia Suburban Corp.	297,959

19,224	(1) Southern Union Co.	237,224

	Total	857,348

	Total Common Stocks (identified cost $28,548,634)	28,559,388

(3) Repurchase Agreement—10.6%

$3,428,000	Repurchase agreement with PaineWebber, dated 10/31/2002 due 11/1/2002 at 1.84%, collateralized by U.S. Treasury obligations with various maturities to 2007 (repurchase proceeds $3,428,175) (cost of $3,428,000)	3,428,000

	Total Investments (identified cost $31,976,634)(4)	$31,987,388

(1)	Non-income producing security.
(2)	Certain share amounts on loan to broker.
(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4)
The cost of investments for federal tax purposes amounts to $31,976,634. The net unrealized appreciation of investments on a federal tax basis amounts to $10,754 which is comprised of $2,576,589 appreciation and $2,565,835 depreciation at October 31, 2002.

Note:    The categories of investments are shown as a percentage of net assets ($32,318,931) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Large Cap Growth Fund
October 31, 2002 (unaudited)

Shares		Value
Common Stocks—95.8%

	Air Freight & Logistics—1.9%

3,735	FedEx Corp.	$198,665

	Airlines—3.0%

20,855	Southwest Airlines Co.	304,483

	Banks Major Regional—4.5%

9,000	Wells Fargo & Co.	454,230

	Commercial Services & Supplies—8.2%

6,000	(1) Apollo Group, Inc., Class A	249,000

10,000	First Data Corp.	349,400

11,675	(1) Republic Services, Inc.	240,271

	Total	838,671

	Communications Equipment—2.0%

18,390	(1) Cisco Systems, Inc.	205,600

	Computers & Peripherals—9.9%

9,590	(1) Dell Computer Corp.	274,370

16,495	Hewlett-Packard Co.	260,621

6,000	International Business Machines Corp.	473,640

	Total	1,008,631

	Computer Software/Services—8.2%

8,000	(1) Microsoft Corp.	427,760

40,000	(1) Oracle Corp.	407,600

	Total	835,360

	Electrical Equipment—3.5%

14,315	General Electric Co.	361,454

	Financials Diversified—8.0%

11,325	Citigroup, Inc.	418,459

3,995	Fannie Mae	267,106

1,325	SLM Corporation	136,130

	Total	821,695

	Health Care-Drugs/Pharmaceuticals—9.2%

4,650	Johnson & Johnson	273,188

14,160	Pfizer, Inc.	449,863

6,420	Wyeth	215,070

	Total	938,121

	Health Care-Medical Products/Supplies—6.1%

5,530	Bausch & Lomb, Inc.	171,983

10,000	Medtronic, Inc.	448,000

	Total	619,983

	Hotels Restaurants & Leisure—5.2%

4,580	(1) Starbucks Corp.	109,187

8,695	Starwood Hotels & Resorts Worldwide, Inc.	202,593

6,960	Wendy’s International, Inc.	220,493

	Total	532,273

Riggs Large Cap Growth Fund
Shares or Principal Amount		Value
Common Stocks—continued

	Household Durables—1.1%

2,310	Fortune Brands, Inc.	$115,639

	Insurance Multi-Line—3.7%

6,000	American International Group, Inc.	375,300

	Retail-General Merchandise Chain—7.8%

2,590	(1) Kohl’s Corp.	151,386

9,000	Target Corp.	271,080

7,000	Wal-Mart Stores, Inc.	374,850

	Total	797,316

	Retail Specialty—4.2%
6,505	(1) Bed Bath & Beyond, Inc.	230,667

4,770	Lowe’s Cos., Inc.	199,052

	Total	429,719

	Retail Stores-Drug Stores—7.0%

10,000	Walgreen Co.	337,500

8,000	(1) Whole Foods Market, Inc.	373,232

	Total	710,732

	Semiconductor Equipment & Products—2.3%

13,370	Intel Corp.	231,301

	Total Common Stocks (identified cost $10,756,127)	9,779,173

(2) Repurchase Agreement—0.5%

$55,000	Repurchase agreement with PaineWebber, dated 10/31/2002 due 11/1/2002 at 1.84%, collateralized by U.S. Treasury STRIP due 8/15/2009 (repurchase proceeds $55,003) (cost of $55,000)	55,000

	Total Investments (identified cost $10,811,127)(3)	$9,834,173

(1)	Non-income producing security.
(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)
The cost of investments for federal tax purposes amounts to $10,811,127. The net unrealized depreciation of investments on a federal tax basis amounts to $976,954 which is comprised of $445,077 appreciation and $1,422,031 depreciation at October 31, 2002.

Note:    The categories of investments are shown as a percentage of net assets ($10,212,392) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs U.S. Government Securities Fund
October 31, 2002 (unaudited)

Principal Amount		Value
Corporate Bond—0.7%

	Finance—0.7%

$519,368	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004 (identified cost $519,285)	$532,165

Government Agencies—66.3%

	Federal Agricultural Mortgage Association—2.6%

1,700,000	8.07%, 4/16/2007	2,046,795

	Federal Home Loan Mortgage Corporation—31.6%

4,000,000	(1) 3.25%, 1/15/2004	4,080,320

13,749,000	(1) 5.50%, 7/15/2006	15,032,194

600,692	6.00%, 4/1/2003	612,778

709,415	6.50%, 7/1/2004	719,271

900,000	6.943%, 3/21/2007	1,045,923

3,000,000	7.375%, 5/15/2003	3,093,471

	Total	24,583,957

	Federal National Mortgage Association—13.3%

1,100,000	5.75%, 4/15/2003	1,121,072

7,900,000	6.00%, 5/15/2011	8,813,951

119,396	7.50%, 6/1/2012	127,150

151,232	9.50%, 6/25/2018	172,086

54,020	9.50%, 7/25/2019	61,034

	Total	10,295,293

	Government National Mortgage Association—17.2%

1,794,766	6.50%, 5/15/2028	1,873,615

4,131,548	6.50%, 10/15/2031	4,307,938

5,162,816	7.00%, 8/15/2027	5,441,530

4,832	7.50%, 6/15/2026	5,157

6,636	7.50%, 10/15/2026	7,083

1,057,598	7.50%, 10/15/2027	1,126,939

560,111	8.00%, 10/15/2027	603,128

	Total	13,365,390

	Student Loan Marketing Association—1.6%

1,000,000	7.30%, 8/1/2012	1,212,770

	Total Government Agencies (identified cost $48,409,383)	51,504,205

U.S. Treasury Obligations—30.4%

	U.S. Treasury Bonds—16.2%

1,696,000	(1) 5.375%, 2/15/2031	1,790,806

3,321,000	6.125%, 11/15/2027	3,777,936

365,000	(1) 6.125%, 8/15/2029	416,308

245,000	(1) 6.50%, 11/15/2026	291,109

1,000,000	7.125%, 2/15/2023	1,261,140

250,000	(1) 7.25%, 8/15/2022	318,770

1,350,000	7.875%, 2/15/2021	1,817,168

1,800,000	(1) 8.00%, 11/15/2021	2,459,880

Riggs U.S. Government Securities Fund
Principal Amount		Value
U.S. Treasury Obligations—continued

	U.S. Treasury Bonds—continued

$325,000	(1) 12.00%, 8/15/2013	$474,516

	Total	12,607,633

	U.S. Treasury Notes—14.2%

9,251,000	(1) 4.875%, 2/15/2012	9,974,428

1,000	(1) 6.50%, 5/15/2005	1,114

900,000	(1) 7.00%, 7/15/2006	1,045,305

	Total	11,020,847

	Total U.S. Treasury Obligations (identified cost $21,716,249)	23,628,480

(2) Repurchase Agreement—1.7%

$1,348,000	Repurchase agreement with PaineWebber, dated 10/31/2002 due 11/1/2002 at 1.84%, collateralized by U.S. Treasury obligations with various maturities to 2022 (repurchase proceeds $1,348,069) (cost of $1,348,000 )	1,348,000

	Total Investments (identified cost $71,992,917)(3)	$77,012,850

(1)	Certain principal amounts on loan to broker.
(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)
The cost of investments for federal tax purposes amounts to $72,288,358. The net unrealized appreciation of investments on a federal tax basis amounts to $4,724,492 which is comprised of $4,796,155 appreciation and $71,663 depreciation at October 31, 2002.

Note:    The categories of investments are shown as a percentage of net assets ($77,744,500) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Bond Fund
October 31, 2002 (unaudited)

Principal Amount		Value
Asset-Backed Securities—11.6%

$1,265,000	California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.42%, 9/25/2008	$1,377,332

1,265,000	California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,378,002

431,075	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004	441,697

	Total Asset-Backed Securities (identified cost $2,950,007)	3,197,031

Collateralized Mortgage Obligations—9.5%

	Finance—9.5%

1,240,000	Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.00%, 4/15/2023	1,318,805

163,427	Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	185,963

61,593	Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	69,591

974,915	Prudential Home Mortgage Securities 1993-35, Class A7, 6.75%, 9/25/2008	1,017,451

17,181	Resolution Trust Corp. 1995-2, Class M1, 7.15%, 5/25/2029	17,332

	Total Collateralized Mortgage Obligations (identified cost $2,475,389)	2,609,142

Corporate Bonds—20.6%

	Finance—20.6%

500,000	Bank One Corp., Note, 7.60%, 5/1/2007	583,305

1,336,000	Bear Stearns Cos., Inc., Note, 5.70%, 1/15/2007	1,424,951

366,000	Chase Manhattan Corp., Sub. Note 7.25%, 6/1/2007	408,101

1,000,000	Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	1,042,540

1,151,000	Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	1,085,497

1,030,000	Lehman Brothers Holdings, Inc., Note, 6.625%, 1/18/2012	1,118,508

	Total Corporate Bonds (identified cost $5,427,053)	5,662,902

Government Agencies—9.0%

	Federal Farm Credit Bank—3.1%

715,000	9.20%, 8/22/2005	846,005

	Federal Home Loan Mortgage Corporation—5.6%

1,400,000	5.50%, 7/15/2006	1,530,662

	Student Loan Marketing Association—0.3%

70,000	7.30%, 8/1/2012	84,894

	Total Government Agencies (identified cost $2,316,592)	2,461,561

Mortgage Backed Securities—16.3%

	Federal Home Loan Mortgage Corporation—0.1%

30,505	6.50%, 7/1/2004	30,929

	Federal National Mortgage Association—0.5%

133,677	7.50%, 6/1/2012	142,358

	Government National Mortgage Association—15.7%

1,923,636	6.50%, 5/15/2028	2,008,146

130,375	6.50%, 9/15/2028	136,103

34,647	6.50%, 10/15/2031	36,126

1,217,811	7.00%, 8/15/2027	1,283,554

96,009	7.00%, 7/15/2028	101,012

488,925	7.50%, 6/15/2026	521,864

111,600	7.50%, 12/15/2026	119,118

Riggs Bond Fund
Principal Amount		Value
Mortgage Backed Securities—continued

	Government National Mortgage Association—continued

$ 29,815	7.50%, 1/15/2027	$31,770

13,473	7.50%, 4/15/2027	14,356

22,567	8.00%, 6/15/2026	24,327

10,745	8.00%, 8/15/2027	11,570

	Total	4,287,946

	Total Mortgage Backed Securities (identified cost $4,250,969)	4,461,233

U.S. Treasury Obligations—30.1%

	U.S. Treasury Bill—0.7%

201,000	1/2/2003	200,576

	U.S. Treasury Bonds—19.6%

1,465,000	(1) 5.375%, 2/15/2031	1,546,893

500,000	6.125%, 11/15/2027	568,795

1,515,000	(1) 6.125%, 8/15/2029	1,727,964

730,000	(1) 6.25%, 8/15/2023	838,923

519,000	(1) 6.50%, 11/15/2026	616,676

50,000	6.75%, 8/15/2026	61,120

	Total	5,360,371

	U.S. Treasury Note—9.8%

2,500,000	(1) 4.875%, 2/15/2012	2,695,500

	Total U.S. Treasury Obligations (identified cost $7,658,529)	8,256,447

(2) Repurchase Agreement—2.2%

594,000	Repurchase agreement with PaineWebber, dated 10/31/2002 due 11/1/2002 at 1.84%, collateralized by U.S. Treasury STRIPS due 8/15/2009 (repurchase proceeds $594,030) (cost of $594,000)	594,000

	Total Investments (identified cost $25,672,539)(3)	$27,242,316

(1)	Certain principal amounts on loan to broker.
(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)
The cost of investments for federal tax purposes amounts to $25,750,253. The net unrealized appreciation of investments on a federal tax basis amounts to $1,492,063 which is comprised of $1,600,821 appreciation and $108,758 depreciation at October 31, 2002.

Note:    The categories of investments are shown as a percentage of net assets ($27,433,785) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Intermediate Tax Free Bond Fund
October 31, 2002 (unaudited)

Principal Amount		Value
Long-Term Municipals—89.9%

	Arizona—2.0%

$1,000,000	Maricopa County, AZ, Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	$1,069,280

	Georgia—1.9%

950,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds (Series Z), 5.10% (FSA INS)/(Original Issue Yield: 5.15%), 1/1/2005	1,013,470

	Hawaii—4.2%

2,000,000	Hawaii State, GO UT (Series CB), Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	2,235,020

	Illinois—11.1%

1,000,000	Chicago, IL, O’Hare International Airport (Series A), 6.375% (MBIA INS)/(Original Issue Yield: 6.735%), 1/1/2012	1,095,550

1,000,000	Chicago, IL, O’Hare International Airport, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	1,096,590

1,000,000	Chicago, IL, Public Building Commission, Revenue Bonds (Series C), 5.80% (Park District) /(FGIC INS)/(Original Issue Yield: 5.886%), 1/1/2013	1,026,900

1,550,000	Chicago, IL, GO UT Refunding Bonds, 6.30% (AMBAC INS)/(Original Issue Yield: 6.40%), 1/1/2005	1,689,035

1,000,000	Lake County, IL, (Series A) Water & Sewer Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.65%), 12/1/2009	1,036,050

	Total	5,944,125

	Kansas—1.9%

1,000,000	Johnson County, KS, Unified School District No. 233, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 5.30%), 9/1/2017	1,030,200

	Louisiana—3.8%

2,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.95% (AXA LOC), 6/15/2019	2,024,580

	Massachusetts—4.0%

1,000,000	Lawrence, MA, GO UT, 5.50% (AMBAC INS)/(Original Issue Yield: 4.71%), 2/1/2015 (2/1/2011@100)	1,107,790

1,000,000	Massachusetts State Special Obligation Revenue, (Series A), 5.00%, 6/1/2017	1,037,470

	Total	2,145,260

	Michigan—7.7%

1,000,000	Central Michigan University, Refunding Revenue Bond, 6.00% (MBIA INS)/(Original Issue Yield: 6.40%), 10/1/2013	1,023,140

865,000	Michigan State Building Authority (Series I) Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.40% (Original Issue Yield: 5.50%), 10/1/2005	935,299

1,000,000	Oxford, MI, Area Community Schools, GO UT, 5.50% (Q-SBLF INS), 5/1/2017	1,089,170

1,000,000	Wyoming, MI, Public Schools, GO UT, 5.25% (Original Issue Yield: 5.425%), 5/1/2017	1,050,340

	Total	4,097,949

	Minnesota—5.0%

1,000,000	Hopkins, MN, ISD, No. 270, GO UT, 5.00% (FGIC INS), 2/1/2015	1,068,250

1,500,000	Minnesota State, GO UT, 5.00% (Original Issue Yield: 4.37%), 10/1/2014 (10/1/2011@100)	1,622,625

	Total	2,690,875

	Nevada—4.1%

1,000,000	Clark County, NV, School District, GO LT (Series B), 5.50% (FGIC INS), 6/15/2015	1,098,350

1,000,000	Washoe County, NV, Hospital Facilities, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.10%), 6/1/2009	1,074,590

	Total	2,172,940

	New Jersey—2.0%

1,000,000	West Deptford Township, GO, 5.375% (FGIC INS), 9/1/2018	1,073,200

	New Mexico—2.1%

1,000,000	Santa Fe, NM Community College District, GO UT, 5.45% (Original Issue Yield: 5.55%), 8/1/2010	1,096,220

Riggs Intermediate Tax Free Bond Fund

Principal Amount or Shares		Value
Long-Term Municipals—continued

	North Carolina—2.0%

$1,000,000	North Carolina State, GO UT Bonds, 5.00%, 5/1/2011	$1,077,110

	Rhode Island—2.8%

1,435,000	Rhode Island Housing & Mortgage Finance Corp. (Series A), Refunding Revenue Bonds, 5.45% (AMBAC INS), 7/1/2004	1,493,218

	Texas—19.6%

1,000,000	Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	1,083,440

1,000,000	Dallas-Fort Worth, TX, Regional Airport, Refunding Revenue Bond, (Series A), 7.75% (FGIC INS), 11/1/2003	1,058,780

1,000,000	Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (Original Issue Yield: 5.55%), 10/1/2011	1,098,890

1,000,000	Houston, TX, (Series A), 5.375% (FSA INS)/(Original Issue Yield: 4.83%), 3/1/2017	1,071,310

1,000,000	Johnson County, TX, GO UT, 5.00% (FSA INS)/(Original Issue Yield: 4.85%), 2/15/2016	1,043,020

1,000,000	North Texas Tollway Authority, Dallas, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,069,410

535,000	San Antonio, TX, Electric & Gas, Revenue Bond, 5.500%, 2/1/2015	601,078

335,000	San Antonio, TX, Electric & Gas, Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015 (2/1/2007 @101)	371,525

130,000	San Antonio, TX, Electric & Gas, Revenue Bonds, 5.500%, 2/15/2015	140,682

1,000,000	Spring TX, ISD, 5.25%, 2/15/2019	1,038,930

820,000	Texas Water Development Board, Revenue Bond, 3.95% (AMBAC INS), 8/15/2003	834,768

1,000,000	Travis Country, TX, GO UT, 5.25%, 3/1/2015	1,083,940

	Total	10,495,773

	Utah—3.9%

420,000	Intermountain Power Agency, Utah, (Series B), 5.25% (Original Issue Yield: 5.79%), 7/1/2017	437,060

580,000	Intermountain Power Agency, Utah, (Series B), 5.25% (Original Issue Yield: 5.79%), 7/1/2017	588,810

440,000	Intermountain Power Agency, Utah, (Series C), 5.00% (Original Issue Yield: 4.70%), 7/1/2004	457,296

560,000	Intermountain Power Agency, Utah, (Series C), 5.00% (Original Issue Yield: 4.999%), 7/1/2004	583,050

	Total	2,066,216

	Virginia—1.2%

605,000	Chesapeake, VA, IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.50%), 6/1/2005	648,633

	Washington—6.1%

1,000,000	Kitsap County, WA, School District No. 400, GO UT, 5.50% (Original Issue Yield: 4.97%), 12/1/2015	1,099,260

1,000,000	Snohomish County, WA, School District No. 6, GO UT Refunding Bonds, 5.45% (FGIC INS), 12/1/2005	1,097,920

1,000,000	Washington State Public Power Supply System (Series B), 5.40% (Energy Northwest, WA)/(Original Issue Yield: 5.45%), 7/1/2005	1,078,220

	Total	3,275,400

	Wisconsin—2.5%

1,315,000	Milwaukee, WI, (Series Y), 4.00%, 9/1/2003	1,340,800

	Wyoming—2.0%

1,000,000	Wyoming Building Corp., Correctional Facility Improvement Revenue Bonds, 5.00% (Original Issue Yield: 5.05%), 10/1/2013	1,065,270

	Total Long-Term Municipals (identified cost $45,854,319)	48,055,539

Mutual Funds—3.0%

1,094,427	SEI Tax Exempt Money Market Fund	1,094,427

500,000	SEI Tax Exempt Money Market Fund, Series A	500,000

	Total Mutual Funds (at net asset value)	1,594,427

	Total Investments (identified cost $47,448,746)(1)	$49,649,966

(1)
The cost of investments for federal tax purposes amounts to $47,385,827. The net unrealized appreciation of investments on a federal tax basis amounts to $2,264,139 which is comprised of $2,266,488 appreciation and $2,349 depreciation at October 31, 2002.

Note:    The categories of investments are shown as a percentage of net assets ($53,425,801) at October 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation	LOC	— Letter of Credit
FGIC	— Financial Guaranty Insurance Company	LT	— Limited Tax
FSA	— Financial Security Assurance	MBIA	— Municipal Bond Investors Assurance
GO	— General Obligation	PFA	— Public Facility Authority
IDA	— Industrial Development Authority	Q-SBLF	— Qualified State Bond Loan Fund
INS	— Insured	UT	— Unlimited Tax
ISD	— Independent School District

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Long Term Tax Free Bond Fund
October 31, 2002 (unaudited)

Principal Amount		Value
Long-Term Municipals—95.2%

	Alabama—5.2%

$1,000,000	Alabama State Public School & College Authority, Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 4.78%), 11/1/2014	$1,074,920

1,115,000	University of Alabama, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 4.53%), 10/1/2013	1,209,652

	Total	2,284,572

	Alaska—0.7%

300,000	Alaska State Housing Finance Corp., Revenue Bonds (Series 1), Veterans Mortgage Program), 6.30% (GNMA INS), 12/1/2009	314,712

	Connecticut—0.1%

25,000	Madison, CT, GO UT, 4.875% (FGIC INS)/(Original Issue Yield: 5.00%), 12/15/2010	26,666

	District Of Columbia—3.8%

500,000	District of Columbia, Carnegie Endowment Revenue Bonds, 5.75% (Original Issue Yield: 5.75%), 11/15/2010	540,155

1,000,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	1,122,220

	Total	1,662,375

	Georgia—2.6%

1,000,000	Georgia Municipal Electric Authority, Revenue Bonds (Series Y), 6.40%, 1/1/2009	1,153,878

	Illinois—4.6%

300,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	330,384

1,000,000	Illinois Department Central Management Services, COP, 5.50% (MBIA INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,104,070

500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	595,860

	Total	2,030,314

	Indiana—2.5%

1,000,000	Central High School Building Corp., IN, Refunding Revenue Bonds, 5.50%, 8/1/2010	1,111,880

	Michigan—12.0%

655,000	Detroit, MI, City School District, GO UT Refunding Bonds, 5.40% (Q-SBLF INS)/(Original Issue Yield: 5.47%), 5/1/2013	671,801

1,000,000	Lincoln Park, MI, School District, GO UT, 7.00% (FGIC INS)/(Original Issue Yield: 5.95%), 5/1/2020	1,165,500

2,000,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds, 5.375%, 10/1/2018	2,283,660

1,025,000	Michigan Municipal Bond Authority, Water Utility Improvements, Revenue Bonds, 5.875% (Original Issue Yield: 5.40%), 10/1/2017	1,205,646

	Total	5,326,607

	Minnesota—2.4%

1,000,000	Minneapolis, MN, Special School District No. 001, (Series B) COP School Improvement Bonds, 5.125%, 2/1/2014	1,061,570

	Missouri—4.8%

1,000,000	Missouri State Environmental Improvement & Energy Authority, Revenue Bonds, (Series C) 6.00%, 1/1/2016	1,092,591

1,000,000	Taney County, MO, Reorganized School District Number R-V, GO UT, 5.80%, 3/1/2017	1,056,030

	Total	2,148,621

	Nevada—4.1%

1,705,000	Nevada State, (Series A), 5.00% (FSA INS)/(Original Issue Yield: 4.52%), 4/1/2012 (10/1/2012 @100)	1,801,179

	North Carolina—2.6%

1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,170,170

	North Dakota—2.6%

1,055,000	North Dakota State Building Authority, (Series B) Refunding Revenue Bonds, 5.00% (AMBAC INS), 12/1/2010	1,143,715

Riggs Long Term Tax Free Bond Fund
Principal Amount or Shares		Value
Long-Term Municipals—continued

	Pennsylvania—4.7%

$1,000,000	Commonwealth of Pennsylvania, GO UT (Series 1), 5.00% (Original Issue Yield: 5.09%), 2/1/2022	$1,008,400

1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS)/(Original Issue Yield: 5.012%), 6/15/2015	1,081,410

	Total	2,089,810

	South Carolina—4.8%

1,000,000	Beaufort County, SC, School District, GO, 5.50%, 3/1/2016	1,088,670

1,000,000	Fairfield County, SC, PCR Bond, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	1,033,890

	Total	2,122,560

	South Dakota—2.5%

1,000,000	Pierre, SD, School District, GO UT, 5.70% (FSA INS)/(Original Issue Yield: 5.70%), 8/1/2017	1,097,240

	Tennessee—2.4%

1,000,000	Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (Original Issue Yield: 5.125%), 11/15/2017 (5/15/2009 @101)	1,050,470

	Texas—11.0%

1,000,000	Bell County, TX, HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,077,720

500,000	Carroll, TX, ISD, GO UT Refunding Bonds (Series A), 5.00% (Original Issue Yield: 5.02%), 2/15/2016	525,905

1,000,000	El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	1,065,540

1,000,000	Fort Worth, TX, Water & Sewer, Revenue Bonds, 5.75% (Original Issue Yield: 5.52%), 2/15/2017	1,095,400

1,000,000	Travis Country, TX, GO UT, 5.25%, 3/1/2015	1,083,940

	Total	4,848,505

	Utah—2.4%

1,050,000	Salt Lake County, UT, Municipal Building Authority, Refunding Revenue Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.33%), 10/15/2020 (10/15/2011 @100)	1,084,272

	Virginia—1.2%

480,000	Henry County, VA, GO UT, 6.00% (Original Issue Yield: 6.25%), 7/15/2014	517,018

	Washington—7.2%

1,000,000	Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	1,086,360

1,000,000	Seattle, WA (Series F), GO UT, 5.25% (Original Issue Yield: 5.02%), 12/15/2018	1,058,640

1,000,000	Washington State, (Series B), GO UT, 5.00% (Original Issue Yield: 5.20%), 1/1/2017	1,034,170

	Total	3,179,170

	Wisconsin—9.8%

50,000	Appleton, WI, Waterworks, Refunding Revenue Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 4.75%), 1/1/2015	54,608

1,000,000	Green Bay, WI, IDA, GO UT Refunding Bonds (Series B), 5.90% (Original Issue Yield: 6.20%), 4/1/2010	1,015,380

1,000,000	Menomonee Falls, WI, Sewage System (Series A), Revenue Bonds, 5.65% (AMBAC INS)/(Original Issue Yield: 5.70%), 5/1/2016	1,095,120

1,000,000	Milwaukee County, WI (Series A), 5.00% (Original Issue Yield: 4.87%), 10/1/2016	1,052,490

1,000,000	Wisconsin State Transportation (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.25%), 7/1/2015	1,097,800

	Total	4,315,398

	Wyoming—1.2%

500,000	Laramie County, WY, School District #2, GO UT, 5.90% (MBIA INS)/(Original Issue Yield: 5.90%), 6/1/2012	547,110

	Total Long-Term Municipals (identified cost $39,372,256)	42,087,812

Mutual Funds—3.8%

935,700	SEI Tax Exempt Money Market Fund	935,700

735,659	T. Rowe Price Tax—Exempt Money Fund	735,659

	Total Mutual Funds (at net asset value)	1,671,359

	Total Investments (identified cost $41,043,615)(1)	$43,759,171

Riggs Long Term Tax Free Bond Fund

(1)	The cost of investments for federal tax purposes amounts to $41,029,467. The net unrealized appreciation of investments on a federal tax basis amounts to $2,729,704 at October 31, 2002.

Note:    The categories of investments are shown as a percentage of net assets ($44,215,753) at October 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	—American Municipal Bond Assurance Corporation	INS	—Insured
COP	—Certificate of Participation	ISD	—Independent School District
FGIC	—Financial Guaranty Insurance Company	LT	—Limited Tax
FSA	—Financial Security Assurance	MBIA	—Municipal Bond Investors Assurance
GNMA	—Government National Mortgage Association	PCR	—Pollution Control Revenue
GO	—General Obligation	Q-SBLF	—Qualified State Bond Loan Fund
HFDC	—Health Facility Development Corporation	UT	—Unlimited Tax
IDA	—Industrial Development Authority

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Prime Money Market Fund
October 31, 2002 (unaudited)

Principal Amount		Value
Certificates of Deposit—6.3%

	Finance—6.3%

$ 5,000,000	Citibank NA, New York, 1.720%, 11/22/2002	$5,000,000

8,400,000	First Tennessee Bank, 1.750%, 11/12/2002	8,400,000

	Total Certificates of Deposit	13,400,000

Commercial Paper—53.1%

	Asset-Backed—2.8%

6,000,000	Asset One Securitization, 1.773%, 11/1/2002	6,000,000

	Finance—40.4%

7,000,000	American Express Credit Corp., 1.715%, 12/13/2002	6,986,035

8,000,000	Apreco, Inc., 1.753%, 11/22/2002	7,991,833

8,000,000	BASF AG, 1.700%, 12/18/2002	7,982,244

10,000,000	Charta Corp., 1.743%-1.744%, 11/5/2002-12/5/2002	9,992,267

8,000,000	Corporate Receivables Corp., 1.750%, 11/25/2002	7,990,667

8,000,000	Dakota, 1.763%, 11/4/2002	7,998,827

6,550,000	Emerald Financial Corp., 1.785%, 11/19/2002	6,544,171

6,633,000	Halogen Capital Co., 1.707%, 11/7/2002	6,631,121

8,959,000	Old Line Funding, 1.753%, 12/2/2002	8,945,499

5,000,000	Prudential Finance, 1.737%, 1/6/2003	4,984,142

10,000,000	UBS Finance (Delaware), Inc., 1.890%, 11/1/2002	10,000,000

	Total	86,046,806

	Finance-Automotive—2.3%

5,000,000	New Center Asset Trust, (Series A1+/P1), 1.745%, 12/9/2002	4,990,817

	Insurance—3.8%

8,000,000	CXC, Inc., 1.754%, 12/11/2002	7,984,444

	Utilities—3.8%

8,000,000	Salomon Smith Barney Holdings, Inc., 1.713%, 11/18/2002	7,993,540

	Total Commercial Paper	113,015,607

Corporate Bonds—11.3%

	Finance—8.9%

7,500,000	Caterpillar Financial Services Corp., 5.920%, 1/8/2003	7,549,468

6,490,000	IBM Credit Corp., 6.450%, 11/12/2002	6,498,056

5,000,000	Merrill Lynch & Co., Inc., 5.750%, 11/2/2002	5,001,458

	Total	19,048,982

	Retail Trade—2.4%

5,000,000	Wal-Mart Stores, Inc., 4.625%, 4/15/2003	5,048,057

	Total Corporate Bonds	24,097,039

Government Agencies—18.4%

	Federal Home Loan Bank System—14.6%

4,000,000	2.000%, 10/8/2003	4,000,000

4,000,000	2.000%, 10/8/2003	3,998,238

4,000,000	2.000%, 9/8/2003	4,000,000

5,000,000	2.000%, 11/14/2003	5,000,000

Riggs Prime Money Market Fund

Principal Amount		Value
Government Agencies—continued

	Federal Home Loan Bank System—continued

$5,000,000	2.250%, 8/14/2003	$5,000,000

2,150,000	5.610%, 1/23/2003	2,168,223

2,000,000	6.305%, 12/9/2002	2,007,760

5,000,000	6.375%, 11/15/2002	5,008,182

	Total	31,182,403

	Federal National Mortgage Association—3.8%

8,000,000	(1) 6.250%, 11/15/2002	8,012,910

	Total Government Agencies	39,195,313

(2) Notes-Variable—9.0%

	Finance—2.4%

5,000,000	JPMorgan Chase Bank, 1.903%, 1/30/2003	5,001,850

	Student Loan Marketing Association—6.6%

7,000,000	1.608%, 11/5/2002	7,000,000

7,000,000	1.608%, 11/5/2002	7,000,000

	Total	14,000,000

	Total Government Notes—Variable	19,001,850

(3) Repurchase Agreement—1.5%

3,255,000	Repurchase agreement with PaineWebber, dated 10/31/2002 due 11/1/2002 at 1.84%, collateralized by U.S. Treasury obligations with various maturities to 2027 (repurchase proceeds $3,255,166)	3,255,000

	Total Investments (at amortized cost)(4)	$211,964,809

(1)	Certain principal amounts on loan to broker.
(2)	Current rate and next reset date shown.
(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($212,779,368) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs U.S. Treasury Money Market Fund
October 31, 2002 (unaudited)
Principal Amount		Value
U.S. Treasury Obligations—52.4%

	U.S. Treasury Bills—52.4%

$ 8,000,000	1.48%, 1/30/2003	$7,970,400

11,000,000	(1) 1.590%-1.615%, 11/7/2002	10,997,122

8,000,000	(1) 1.630%, 11/21/2002	7,992,867

8,000,000	(1) 1.660%, 12/19/2002	7,982,506

8,000,000	(1) 1.665%, 1/23/2003	7,969,843

	Total U.S. Treasury Obligations	42,912,738

(2) Repurchase Agreements—47.7%

19,095,000	Repurchase agreement with PaineWebber, dated 10/31/2002 due 11/1/2002 at 1.84%, collateralized by U.S. Treasury obligations with various maturities to 2014 (repurchase proceeds $19,095,976)	19,095,000

20,000,000	Repurchase agreement with Salomon Smith Barney Inc., dated 10/31/2002 due 11/1/2002 at 1.790%, collateralized by U.S. Treasury obligations with various maturities to 2031 (repurchase proceeds $20,000,994)	20,000,000

	Total Repurchase Agreements	39,095,000

	Total Investments (at amortized cost)(3)	$82,007,738

(1)	Certain principal amounts on loan to broker.
(2)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($81,934,659) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

Riggs Funds
October 31, 2002 (unaudited)

	Stock Fund		Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund
Assets:

Investments in securities, at value	$36,549,109		$28,559,388	$9,779,173	$75,664,850

Investments in repurchase agreements	551,000		3,428,000	55,000	1,348,000

Total investments, at value	37,100,109		31,987,388	9,834,173	77,012,850

Cash	13,994		9,450	8,652	11,505

Collateral for securities loaned, at fair value	960,247		2,564,699	—	20,951,322

Income receivable	35,144		8,080	3,873	1,054,952

Receivable for shares sold	150		—	—	—

Receivable for investments sold	390,878		1,257,655	374,339	—

Total assets	38,500,522		35,827,272	10,221,037	99,030,629

Liabilities:

Income distribution payable	—		—	—	321,822

Payable for investments purchased	404,640		932,243	—	—

Payable upon return of securities loaned	960,247		2,564,699	—	20,951,322

Payable for shares redeemed	2,359		—	447	—

Accrued expenses	25,252		11,399	8,198	12,985

Total liabilities	1,392,498		3,508,341	8,645	21,286,129

Net Assets	$37,108,024		$32,318,931	$10,212,392	$77,744,500

Net Assets Consists of:

Paid in capital	40,840,404		36,058,424	$35,543,528	$73,166,346

Net unrealized appreciation (depreciation) of investments	813,455		10,754	(976,954)	5,019,933

Accumulated net realized loss on investments	(4,561,827)		(3,605,573)	(24,336,518)	(330,475)

Undistributed (distributions in excess of) net investment income	15,992		(144,674)	(17,664)	(111,304)

Total Net Assets	$37,108,024		$32,318,931	$10,212,392	$77,744,500

Class R Shares	$15,432,657		$11,262,718	$10,212,392	$20,337,405

Class Y Shares	$21,675,367		$21,056,213	—	$57,407,095

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value and Offering Price Per Share

Class R Shares	$5.92		$9.73	$3.87	$10.41

Class Y Shares	$5.98		$9.85	—	$10.41

Redemption Proceeds Per Share(1)

Class R Shares	$5.80	(2)	$9.54 (2)	$3.79 (2)	$10.20 (2)

Class Y Shares	$5.98		$9.85	—	$10.41

Shares Outstanding:

Class R Shares	2,607,933		1,157,789	2,637,391	1,953,976

Class Y Shares	3,623,774		2,138,366	—	5,514,664

Investments, at identified cost	$36,286,654		$31,976,634	$10,811,127	$71,992,917

Investments, at tax cost	$36,286,654		$31,976,634	$10,811,127	$72,288,358

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of redemption proceeds per share: 98/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES—continued

Riggs Funds
October 31, 2002 (unaudited)
	Bond Fund	Intermediate Tax Free Bond Fund		Long Term Tax Free Bond Fund		Prime Money Market Fund	U.S. Treasury Money Market Fund
Assets:

Investments in securities, at value	$26,648,316	$49,649,966		$43,759,171		$208,709,809	$42,912,738

Investments in repurchase agreements	594,000	—		—		3,255,000	39,095,000

Total investments, at amortized cost and value	27,242,316	49,649,966		43,759,171		211,964,809	82,007,738

Cash	9,198	9,997		9,944		834	841

Collateral for securities loaned, at fair value	7,457,310	—		—		1,681,040	24,090,336

Income receivable	298,545	812,190		595,671		1,033,126	1,971

Receivable for investments sold	—	3,140,300		—		—	—

Total assets	35,007,369	53,612,453		44,364,786		214,679,809	106,100,886

Liabilities:

Income distribution payable	114,690	167,881		136,762		199,852	58,034

Payable upon return of securities loaned	7,457,310	—		—		1,681,040	24,090,336

Accrued expenses	1,584	18,771		12,271		19,549	17,857

Total liabilities	7,573,584	186,652		149,033		1,900,441	24,166,227

Net Assets	$27,433,785	$53,425,801		$44,215,753		$212,779,368	$81,934,659

Net Assets Consists of:

Paid in capital	$26,235,778	$50,668,847		$40,941,030		$212,258,499	$81,933,989

Net unrealized appreciation of investments	1,569,777	2,201,220		2,715,556		—	—

Accumulated net realized gain (loss) on investments	(309,513)	565,133		578,214		(56,109)	—

Undistributed (distributions in excess of) net investment income	(62,257)	(9,399)		(19,047)		576,978	670

Total Net Assets	$27,433,785	$53,425,801		$44,215,753		$212,779,368	$81,934,659

Class R Shares	$27,433,785	$53,425,801		$44,215,753		$36,017,633	$24,694,729

Class Y Shares	—	—		—		$176,761,735	$57,239,930

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value and Offering Price Per Share

Class R Shares	$10.95	$10.56		$10.71		$1.00	$1.00

Class Y Shares	—	—		—		$1.00	$1.00

Redemption Proceeds Per Share(1)

Class R Shares	$10.73 (2)	$10.35	(2)	$10.50	(2)	$1.00	$1.00

Class Y Shares	—	—		—		$1.00	$1.00

Shares Outstanding:

Class R Shares	2,505,575	5,057,977		4,129,068		36,019,766	24,695,399

Class Y Shares	—	—		—		177,011,972	57,238,590

Investments, at identified cost	$25,672,539	$47,448,746		$41,043,615		$211,964,809	$82,007,738

Investments, at tax cost	$25,750,253	$47,385,827		$41,029,467		$211,964,809	$82,007,738

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of redemption proceeds per share: 98/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Riggs Funds
October 31, 2002 (unaudited)

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund
Investment Income:

Dividends	$342,433	$84,532	$47,641	—

Interest	9,296	46,498	16,406	$2,135,968

Total investment income	351,729	131,030	64,047	2,135,968

Expenses:

Investment adviser fee	168,302	148,012	46,382	325,004

Administrative personnel and services fee	35,904	29,602	9,895	69,334

Custodian fees	4,488	3,700	1,237	8,667

Transfer and dividend disbursing agent fees and expenses	19,361	3,942	6,312	6,362

Trustees' fees	305	424	382	502

Auditing fees	8,379	8,690	7,762	8,950

Legal fees	1,741	1,701	1,606	1,470

Portfolio accounting fees	732	1,599	328	931

Distribution services fee—Class R Shares	22,368	15,940	15,461	26,038

Shareholder services fees—Class R Shares	22,368	15,940	15,461	26,038

Shareholder services fees—Class Y Shares	33,733	30,314	—	82,296

Share registration costs	11,591	13,266	5,656	11,509

Printing and postage	5,250	1,829	2,165	3,304

Insurance premiums	506	540	447	758

Miscellaneous	709	205	331	613

Total expenses	335,737	275,704	113,425	571,776

Waivers:

Waiver of investment adviser fee	—	—	(16,253)	(173,336)

Waiver of Distribution service fee—Class R Shares	—	—	(15,461)	—

Waiver of Shareholder service fee—Class R Shares	—	—	—	(15,623)

Waiver of Shareholder services fee—Class Y Shares	—	—	—	(49,378)

Total waivers	—	—	(31,714)	(238,337)

Net expenses	335,737	275,704	81,711	333,439

Net investment income/ (Net operating loss)	15,992	(144,674)	(17,664)	1,802,529

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(3,791,215)	(3,977,709)	(1,893,682)	1,232,320

Net change in unrealized appreciation (depreciation) of investments	(6,009,173)	(5,018,251)	885,207	2,628,479

Net realized and unrealized gain (loss) on investments	(9,800,388)	(8,995,960)	(1,008,475)	3,860,799

Change in net assets resulting from operations	$(9,784,396)	$(9,140,634)	$(1,026,139)	$5,663,328

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS—continued

Riggs Funds
October 31, 2002 (unaudited)

	Bond Fund	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Investment Income:

Interest	$732,659	$1,333,382	$1,153,843	$2,331,834	$877,102

Expenses:

Investment adviser fee	108,504	211,340	180,036	615,290	255,015

Administrative personnel and services fee	23,148	45,086	38,408	196,893	81,605

Custodian fees	2,894	5,636	4,801	24,612	10,201

Transfer and dividend disbursing agent fees and expenses	1,084	410	593	10,665	1,760

Trustees’ fees	594	693	517	1,419	720

Auditing fees	8,504	8,315	8,341	7,785	7,324

Legal fees	2,054	1,685	1,812	2,069	1,687

Portfolio accounting fees	1,880	2,469	3,502	1,346	1,239

Distribution services fee—Class R Shares	36,168	70,447	60,012	101,348	93,973

Shareholder services fees—Class R Shares	36,168	70,447	60,012	50,674	46,986

Shareholder services fees—Class Y Shares	—	—	—	256,971	80,521

Share registration costs	7,176	7,254	7,676	11,042	10,543

Printing and postage	2,394	1,747	1,670	5,876	2,645

Insurance premiums	444	653	672	1,100	732

Miscellaneous	521	80	362	965	793

Total expenses	231,533	426,262	368,414	1,288,055	595,744

Waivers:

Waiver of investment adviser fee	(39,062)	(48,336)	(48,010)	—	—

Waiver of Distribution service fee—Class R Shares	(36,168)	(70,447)	(60,012)	(50,674)	(46,986)

Waiver of Shareholder service fee—Class R Shares	(21,701)	(42,268)	(36,007)	(30,404)	(28,192)

Waiver of Shareholder services fee—Class Y Shares	—	—	—	(256,971)	(80,521)

Total waivers	(96,931)	(161,051)	(144,029)	(338,049)	(155,699)

Net expenses	134,602	265,211	224,385	950,006	440,045

Net investment income	598,057	1,068,171	929,458	1,381,828	437,057

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	109,369	390,559	324,774	—	—

Net change in unrealized appreciation of investments	1,013,054	614,089	1,221,464	—	—

Net realized and unrealized gain (loss) on investments	1,122,423	1,004,648	1,546,238	—	—

Change in net assets resulting from operations	$1,720,480	$2,072,819	$2,475,696	$1,381,828	$437,057

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Riggs Funds

	Stock Fund		Small Company Stock Fund		Large Cap Growth Fund
	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations—

Net investment income (net operating loss)	$15,992	$(197,925)	$(144,674)	$(273,874)	$(17,664)	$(149,592)

Net realized gain (loss) on investments	(3,791,215)	(380,889)	(3,977,709)	3,697,335	(1,893,682)	(12,277,212)

Net change in unrealized appreciation (depreciation) of investments	(6,009,173)	(12,995,681)	(5,018,251)	483,663	885,207	(604,554)

Change in net assets resulting from operations	(9,784,396)	(13,574,495)	(9,140,634)	3,907,124	(1,026,139)	(13,031,358)

Distributions to Shareholders—

Distributions from net investment income

Class Y Shares	—	—	—	(26,292)	—	—

Distributions from net realized gain on investments

Class R Shares	—	(227,878)	—	—	—	—

Class Y Shares	—	(332,541)	—	—	—	—

Change in net assets resulting from distributions to shareholders	—	(560,419)	—	(26,292)	—	—

Share Transactions—

Proceeds from sales of shares	1,052,256	5,530,559	1,824,278	3,077,156	12,980	763,436

Net asset value of shares issued to shareholders in payment of distributions declared	—	206,065	—	170	—	—

Cost of shares redeemed	(7,629,676)	(26,377,604)	(4,592,564)	(18,260,515)	(4,638,593)	(15,887,315)

Change in net assets resulting from share transactions	(6,577,420)	(20,640,980)	(2,768,286)	(15,183,189)	(4,625,613)	(15,123,879)

Change in net assets	(16,361,816)	(34,775,894)	(11,908,920)	(11,302,357)	(5,651,752)	(28,155,237)

Net Assets:

Beginning of period	53,469,840	88,245,734	44,227,851	55,530,208	15,864,144	44,019,381

End of period	$37,108,024	$53,469,840	$32,318,931	$44,227,851	$10,212,392	$15,864,144

Undistributed net investment income (net operating loss) included in net assets at end of period	$15,992	—	$(144,674)	—	$(17,664)	—

STATEMENTS OF CHANGES IN NET ASSETS—continued

Riggs Funds

	U.S. Government Securities Fund		Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$1,802,529	$4,736,781	$598,057	$1,628,732	$1,068,171	$2,312,302

Net realized gain (loss) on investments	1,232,320	1,268,187	109,369	(40,773)	390,559	198,400

Net change in unrealized appreciation (depreciation) of investments	2,628,479	(99,134)	1,013,054	338,497	614,089	501,815

Change in net assets resulting from operations	5,663,328	5,905,834	1,720,480	1,926,456	2,072,819	3,012,517

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(487,421)	(1,150,768)	(742,786)	(1,588,663)	(1,077,570)	(2,275,462)

Class Y Shares	(1,621,807)	(3,999,244)	—	—	—	—

Change in net assets resulting from distributions to shareholders	(2,109,228)	(5,150,012)	(742,786)	(1,588,663)	(1,077,570)	(2,275,462)

Share Transactions—

Proceeds from sales of shares	2,645,055	10,070,451	586,566	2,484,422	895,035	4,643,570

Net asset value of shares issued to shareholders in payment of distributions declared	294,180	827,087	3,013	18,200	3,299	6,923

Cost of shares redeemed	(19,072,770)	(31,042,687)	(3,739,091)	(11,092,833)	(4,747,347)	(8,590,863)

Change in net assets resulting from share transactions	(16,133,535)	(20,145,149)	(3,149,512)	(8,590,211)	(3,849,013)	(3,940,370)

Change in net assets	(12,579,435)	(19,389,327)	(2,171,818)	(8,252,418)	(2,853,764)	(3,203,315)

Net Assets:

Beginning of period	90,323,935	109,713,262	29,605,603	37,858,021	56,279,565	59,482,880

End of period	$77,744,500	$90,323,935	$27,433,785	$29,605,603	$53,425,801	$56,279,565

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(111,304)	$195,395	$(62,257)	$82,472	$(9,399)	—

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS—continued

Riggs Funds

	Long Term Tax Free Bond Fund		Prime Money Market Fund		U.S. Treasury Money Market Fund
	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$929,458	$2,213,167	$1,381,828	$6,578,488	$437,057	$3,235,291

Net realized gain (loss) on investments	324,774	507,784	—	(16,472)	—	—

Net change in unrealized appreciation of investments	1,221,464	504,013	—	—	—	—

Change in net assets resulting from operations	2,475,696	3,224,964	1,381,828	6,562,016	437,057	3,235,291

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(909,369)	(2,206,892)	(168,576)	(948,362)	(119,150)	(226,205)

Class Y Shares	—	—	(1,216,309)	(5,630,126)	(317,237)	(3,009,086)

Distributions from net realized gain on investments

Class R Shares	—	(510,146)	—	—	—	—

Change in net assets resulting from distributions to shareholders	(909,369)	(2,717,038)	(1,384,885)	(6,578,488)	(436,387)	(3,235,291)

Share Transactions—

Proceeds from sales of shares	707,556	653,807	257,428,204	722,194,399	139,555,980	356,741,992

Net asset value of shares issued to shareholders in payment of distributions declared	1,701	7,222	326,817	1,945,786	62,685	397,368

Cost of shares redeemed	(6,448,874)	(10,260,946)	(319,245,824)	(796,678,143)	(182,470,451)	(397,090,193)

Change in net assets resulting from share transactions	(5,739,617)	(9,599,917)	(61,490,803)	(72,537,958)	(42,851,786)	(39,950,833)

Change in net assets	(4,173,290)	(9,091,991)	(61,493,860)	(72,554,430)	(42,851,116)	(39,950,833)

Net Assets:

Beginning of period	48,389,043	57,481,034	274,273,228	346,827,658	124,785,775	164,736,608

End of period	$44,215,753	$48,389,043	$212,779,368	$274,273,228	$81,934,659	$124,785,775

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(19,047)	$(39,136)	$576,978	$580,035	$670	—

See Notes which are an integral part of the Financial Statements

[This Page Intentionally Left Blank]

FINANCIAL HIGHLIGHTS

Riggs Funds
(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions from Paid-in Capital(1)
Stock Fund R Shares
1998	$15.41	0.11	5.20	5.31	(0.11)	(4.04)	—
1999	$16.57	0.04	0.94	0.98	(0.04)	(1.71)	—
2000	$15.80	0.01	(0.38)	(0.37)	(0.01)	(2.20)	—
2001	$13.22	(0.03	)(4)	(1.53)	(1.56)	—	(2.71)	—
2002	$8.95	(0.04	)(4)	(1.54)	(1.58)	—	(0.08)	—
2002(5)	$7.29	0.00	(6)	(1.37)	(1.37)	—	—	—
Stock Fund Y Shares
2000(8)	$12.38	0.01	0.85	0.86	(0.01)	—	—
2001	$13.23	0.00	(4)(6)	(1.50)	(1.50)	—	(2.71)	—
2002	$9.02	(0.02	)(4)	(1.56)	(1.58)	—	(0.08)	—
2002(5)	$7.36	0.01	(1.39)	(1.38)	—	—	—
Small Company Stock Fund R Shares
1998	$12.80	(0.04)	9.23	9.19	—	(3.19)	—
1999	$18.80	(0.02)	(5.66)	(5.68)	—	(1.85)	—
2000	$11.27	(0.05	)(4)	1.94	1.89	—	—	—
2001	$13.16	(0.02)	(0.15)	(0.17)	—	(1.77)	—
2002	$11.22	(0.09	)(4)	1.16	1.07	—	—	—
2002(5)	$12.29	(0.05)	(2.51)	(2.56)	—	—	—
Small Company Stock Fund Y Shares
2000(8)	$11.50	0.00	(4)(6)	1.68	1.68	—	—	—
2001	$13.18	0.02	(0.11)	(0.09)	—	(1.77)	—
2002	$11.32	(0.06	)(4)	1.17	1.11	(0.01)	—	—
2002(5)	$12.42	(0.04)	(2.53)	(2.57)	—	—	—
Large Cap Growth Fund R Shares
2000(8)	$10.00	—	1.73	1.73	—	—	(0.01)
2001	$11.72	0.00	(6)	(5.26)	(5.26)	—	—	—
2002	$6.46	(0.03	)(4)	(2.28)	(2.31)	—	—	—
2002(5)	$4.15	(0.01)	(0.27)	(0.28)	—	—	—
U.S. Government Securities Fund R Shares
1998	$9.41	0.56	0.37	0.93	(0.57)	—	—
1999	$9.77	0.52	0.06	0.58	(0.50)	—	—
2000	$9.85	0.50	(0.37)	0.13	(0.51)	—	—
2001	$9.47	0.52	0.45	0.97	(0.51)	—	—
2002	$9.93	0.45	(4)(10)	0.11	(10)	0.56	(0.49)	—	—
2002(5)	$10.00	0.20	0.45	0.65	(0.24)	—	—
U.S. Government Securities Fund Y Shares
2000(8)	$9.42	0.19	0.05	0.24	(0.19)	—	—
2001	$9.47	0.54	0.45	0.99	(0.53)	—	—
2002	$9.93	0.48	(4)(10)	0.11	(10)	0.59	(0.52)	—	—
2002(5)	$10.00	0.21	0.45	0.66	(0.25)	—	—

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(2)	Expenses		Net Investment Income (Net Operating Loss)		Expense waiver/ reimbursement(3)		Net Assets, end of period (000 omitted)	Portfolio Turnover

(4.15)	$16.57	39.68%	0.93%		0.63%		0.07%		$117,115	94%
(1.75)	$15.80	6.50%	1.22%		0.26%		0.26%		$101,474	52%
(2.21)	$13.22	(1.04)%	1.41%		0.08%		0.14%		$51,968	79%
(2.71)	$8.95	(12.59)%	1.52%		(0.29)%		0.01%		$30,385	95%
(0.08)	$7.29	(17.75)%	1.61%		(0.46)%		—		$21,064	49%
—	$5.92	(18.79)%	1.65	%(7)	(0.08	)%(7)	—		$15,433	51%

(0.01)	$13.23	6.98%	1.20	%(7)	0.14	%(7)	0.12	%(7)	$107,045	79%
(2.71)	$9.02	(12.01)%	1.27%		(0.03)%		0.01%		$57,861	95%
(0.08)	$7.36	(17.61)%	1.36%		(0.21)%		—		$32,406	49%
—	$5.98	(18.75)%	1.40	%(7)	0.17	%(7)	—		$21,675	51%

(3.19)	$18.80	77.85%	1.09%		(0.26)%		0.09%		$58,223	108%
(1.85)	$11.27	(30.33)%	1.37%		(0.14)%		0.26%		$38,728	100%
—	$13.16	16.77%	1.60%		(0.44)%		0.13%		$33,163	116%
(1.77)	$11.22	0.37%	1.60%		(0.14)%		0.00	%(9)	$16,637	146%
—	$12.29	9.54%	1.66%		(0.75)%		—		$15,114	183%
—	$9.73	(20.83)%	1.65	%(7)	(0.95	)%(7)	—		$11,262	113%

—	$13.18	14.61%	1.37	%(7)	0.02	%(7)	0.11	%(7)	$57,182	116%
(1.77)	$11.32	1.04%	1.35%		0.12%		0.00	%(9)	$38,893	146%
(0.01)	$12.42	9.79%	1.41%		(0.50)%		—		$29,114	183%
—	$9.85	(20.69)%	1.40	%(7)	(0.70	)%(7)	—		$21,056	113%

(0.01)	$11.72	17.31%	1.31	%(7)	(0.15	)%(7)	0.36	%(7)	$102,961	19%
—	$6.46	(44.88)%	1.22%		(0.42)%		0.26%		$44,019	62%
—	$4.15	(35.76)%	1.33%		(0.56)%		0.33%		$15,864	40%
—	$3.87	(6.75)%	1.32	%(7)	(0.29	)%(7)	0.51	%(7)	$10,212	35%

(0.57)	$9.77	10.14%	0.82%		5.87%		0.40%		$34,521	175%
(0.50)	$9.85	6.03%	0.91%		5.12%		0.67%		$38,928	55%
(0.51)	$9.47	1.39%	1.06%		5.19%		0.55%		$29,898	55%
(0.51)	$9.93	10.44%	0.93%		5.27%		0.55%		$25,415	58%
(0.49)	$10.00	5.78%	0.96%		4.51	%(10)	0.55%		$20,861	64%
(0.24)	$10.41	6.57%	0.96	%(7)	3.97	%(7)	0.55	%(7)	$20,337	15%

(0.19)	$9.47	2.58%	0.81	%(7)	5.57	%(7)	0.55	%(7)	$102,968	55%
(0.53)	$9.93	10.72%	0.68%		5.52%		0.55%		$84,298	58%
(0.52)	$10.00	6.04%	0.71%		4.77	%(10)	0.55%		$69,463	64%
(0.25)	$10.41	6.70%	0.71	%(7)	4.22	%(7)	0.55	%(7)	$57,407	15%

FINANCIAL HIGHLIGHTS—(continued)

Riggs Funds
(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations		Distributions from Net Investment Income		Distributions from Net Realized Gain on Investments
Bond Fund R Shares
2000(8)	$10.00	0.21		0.01		0.22		(0.21)		—
2001	$10.01	0.58		0.49		1.07		(0.58)		—
2002	$10.50	0.54	(4)(10)	0.07	(10)	0.61		(0.52)		—
2002(5)	$10.59	0.23		0.41		0.64		(0.28)		—
Intermediate Tax Free Bond Fund R Shares
2000(8)	$10.00	0.15		(0.02)		0.13		(0.15)		—
2001	$9.98	0.43		0.27		0.70		(0.43)		—
2002	$10.25	0.42	(4)(10)	0.12	(10)	0.54		(0.41)		—
2002(5)	$10.38	0.20		0.18		0.38		(0.20)		—
Long Term Tax Free Bond Fund R Shares
2000(8)	$10.00	0.16		0.01		0.17		(0.16)		—
2001	$10.01	0.45		0.34		0.79		(0.46)		(0.05)
2002	$10.29	0.43	(10)	0.18	(10)	0.61		(0.43)		(0.10)
2002(5)	$10.37	0.20		0.34		0.54		(0.20)		—
Prime Money Market Fund R Shares
1998	$1.00	0.05		(0.00	)(6)	0.05		(0.05)		—
1999	$1.00	0.04		0.00	(6)	0.04		(0.04)		—
2000	$1.00	0.04		(0.00	)(6)	0.04		(0.04)		—
2001	$1.00	0.05		0.00	(6)	0.05		(0.05)		—
2002	$1.00	0.02		(0.00	)(6)	0.02		(0.02)		—
2002(5)	$1.00	0.00	(6)	—		0.00	(6)	(0.00	)(6)	—
Prime Money Market Fund Y Shares
1998	$1.00	0.05		(0.00	)(6)	0.05		(0.05)		—
1999	$1.00	0.05		0.00	(6)	0.05		(0.05)		—
2000	$1.00	0.05		(0.00	)(6)	0.05		(0.05)		—
2001	$1.00	0.06		0.00	(6)	0.06		(0.06)		—
2002	$1.00	0.02		(0.00	)(6)	0.02		(0.02)		—
2002(5)	$1.00	0.01		—		0.01		(0.01)		—
U.S. Treasury Money Market Fund R Shares
1999(11)	$1.00	0.03		—		0.03		(0.03)		—
2000	$1.00	0.04		(0.00	)(6)	0.04		(0.04)		—
2001	$1.00	0.05		0.00	(6)	0.05		(0.05)		—
2002	$1.00	0.02		—		0.02		(0.02)		—
2002(5)	$1.00	0.00	(6)	—		0.00	(6)	(0.00	)(6)	—
U.S. Treasury Money Market Fund Y Shares
1998	$1.00	0.05		—		0.05		(0.05)		—
1999	$1.00	0.04		—		0.04		(0.04)		—
2000	$1.00	0.04		(0.00	)(6)	0.04		(0.04)		—
2001	$1.00	0.05		0.00	(6)	0.05		(0.05)		—
2002	$1.00	0.02		—		0.02		(0.02)		—
2002(5)	$1.00	0.00	(6)	—		0.00	(6)	(0.00	)(6)	—

				Ratios to Average Net Assets
Total Distributions		Net Asset Value, end of period	Total Return(2)	Expenses		Net Investment Income		Expense waiver/ reimbursement(3)		Net Assets, end of period (000 omitted)	Portfolio Turnover

(0.21)		$10.01	2.18%	1.00	%(7)	5.73	%(7)	0.67	%(7)	$41,597	16%
(0.58)		$10.50	10.94%	0.87%		5.63%		0.67%		$37,858	42%
(0.52)		$10.59	5.54%	0.90%		5.04	%(10)	0.67%		$29,606	83%
(0.28)		$10.95	6.50%	0.93	%(7)	4.13	%(7)	0.67	%(7)	$27,434	11%

(0.15)		$9.98	1.31%	1.00	%(7)	4.16	%(7)	0.61	%(7)	$66,582	9%
(0.43)		$10.25	7.08%	0.89%		4.18%		0.61%		$59,483	25%
(0.41)		$10.38	5.37%	0.93%		4.05	%(10)	0.61%		$56,280	27%
(0.20)		$10.56	3.70%	0.94	%(7)	3.78	%(7)	0.57	%(7)	$53,426	14%

(0.16)		$10.01	1.76%	1.00	%(7)	4.57	%(7)	0.60	%(7)	$69,119	0%
(0.51)		$10.29	8.00%	0.91%		4.48%		0.60%		$57,481	48%
(0.53)		$10.37	6.02%	0.93%		4.09	%(10)	0.60%		$48,389	25%
(0.20)		$10.71	5.25%	0.93	%(7)	3.87	%(7)	0.60	%(7)	$44,216	6%

(0.05)		$1.00	4.92%	1.00%		4.51%		0.18%		$508	—
(0.04)		$1.00	4.49%	1.03%		4.25%		0.46%		$8,422	—
(0.04)		$1.00	4.53%	1.07%		4.55%		0.40%		$23,842	—
(0.05)		$1.00	5.32%	1.07%		5.13%		0.40%		$103,460	—
(0.02)		$1.00	1.96%	1.07%		1.90%		0.40%		$43,742	—
(0.00	)(6)	$1.00	0.42%	1.06	%(7)	0.83	%(7)	0.40	%(7)	$36,018	—

(0.05)		$1.00	5.22%	0.58%		5.11%		0.11%		$318,122	—
(0.05)		$1.00	4.76%	0.69%		4.65%		0.25%		$425,054	—
(0.05)		$1.00	4.90%	0.72%		4.83%		0.25%		$323,076	—
(0.06)		$1.00	5.69%	0.72%		5.56%		0.25%		$243,367	—
(0.02)		$1.00	2.31%	0.72%		2.30%		0.25%		$230,531	—
(0.01)		$1.00	0.60%	0.71	%(7)	1.18	%(7)	0.25	%(7)	$176,762	—

(0.03)		$1.00	3.35%	1.08	%(7)	3.86	%(7)	0.47	%(7)	$3,309	—
(0.04)		$1.00	4.20%	1.10%		4.20%		0.40%		$4,373	—
(0.05)		$1.00	5.11%	1.08%		5.03%		0.40%		$5,449	—
(0.02)		$1.00	1.77%	1.08%		1.02%		0.40%		$42,919	—
(0.00	)(6)	$1.00	0.32%	1.08	%(7)	0.63	%(7)	0.40	%(7)	$24,695	—

(0.05)		$1.00	5.00%	0.63%		4.88%		0.08%		$117,424	—
(0.04)		$1.00	4.49%	0.72%		4.39%		0.25%		$138,097	—
(0.04)		$1.00	4.57%	0.75%		4.52%		0.25%		$150,085	—
(0.05)		$1.00	5.48%	0.73%		5.35%		0.25%		$159,287	—
(0.02)		$1.00	2.12%	0.73%		2.26%		0.25%		$81,867	—
(0.00	)(6)	$1.00	0.50%	0.73	%(7)	0.98	%(7)	0.25	%(7)	$57,240	—

FINANCIAL HIGHLIGHTS—(continued)

Riggs Funds
(1)	Represents a return of capital for federal income tax purposes.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.
(4)	Per share amount is based upon the average number of shares outstanding.
(5)	For the six months ended October 31, 2002 (unaudited).
(6)	Per share amount does not round to $0.01 or $(0.01).
(7)	Computed on an annualized basis.
(8)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.
(9)	Percentage amount does not round to 0.01%.
(10)
Effective May 1, 2001, the U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended April 30, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain (Loss) per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
U.S. Government Securities Fund R Shares	$(0.07)	$0.07	(0.57)%
U.S. Government Securities Fund Y Shares	(0.07)	0.07	(0.58)%
Bond Fund R Shares	(0.04)	0.04	(0.24)%
Intermediate Tax Free Bond Fund R Shares	0.01	(0.01)	0.07%
Long Term Tax Free Bond Fund R Shares	—	—	0.01%

Per share, ratios and supplemental data for periods prior May 1, 2001 have not been restated to reflect this change in presentation.

(11)	Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

See Notes which are an integral part of the Financial Statements.

COMBINED NOTES TO FINANCIAL STATEMENTS

Riggs Funds
October 31, 2002 (unaudited)

Organization
Riggs Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine diversified portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Investment Objective
Riggs Stock Fund (“Stock Fund”)	Seeks to provide growth of capital and income.

Riggs Small Company Stock Fund (“Small Company Stock Fund”)	Seeks to provide long-term capital appreciation.

Riggs Large Cap Growth Fund (“Large Cap Growth Fund”)	Seeks to provide capital appreciation.

Riggs U.S. Government Securities Fund (“U.S. Government Securities Fund “)	Seeks to achieve current income.

Riggs Bond Fund (“Bond Fund”)	Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Riggs Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Riggs Long Term Tax Free Bond Fund (“Long Term Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax.

Riggs Prime Money Market Fund (“Prime Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.

Riggs U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuations
U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a primary national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which there are no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements
It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair

Riggs Funds

value. The Funds (except Bond Fund, Intermediate Tax Free Bond Fund, Large Cap Growth Fund and Long Term Tax Free Bond Fund) offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective May 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, the U.S. Government Securities Fund and Bond Fund began accreting discount/amortizing premium on long-term debt securities and the Intermediate Tax Free Bond Fund and Long Term Tax Free Fund began accreting discount on debt securities. The effect of this accounting change had no impact on total net assets of these Funds, but resulted in the following adjustments based on securities held by the Funds on May 1, 2001:

	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
U.S. Government Securities Fund	$(214,733)	$(470,870)	$256,137

Bond Fund	(153,229)	(188,557)	35,328

Intermediate Tax Free Bond Fund	47,589	47,589	—

Long Term Tax Free Bond Fund	6,812	6,812	—

The effect of this change for the year ended April 30, 2002 was as follows:

	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
U.S. Government Securities Fund	$(583,180)	$59,721	$523,459

Bond Fund	(75,409)	(109,961)	185,370

Intermediate Tax Free Bond Fund	36,633	(3,435)	(33,198)

Long Term Tax Free Fund	6,690	(4,508)	(2,182)

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation. For the Funds of the Trust not indicated above, the adoption of the guide did not have any effect on their financial statements.

Federal Taxes
It is the Funds’ policy to comply with the provisions of the Internal Revenue Code, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At April 30, 2002, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward To Expire in 2003	Capital Loss Carryforward To Expire in 2005	Capital Loss Carryforward To Expire in 2006	Capital Loss Carryforward To Expire in 2008	Capital Loss Carryforward To Expire in 2009	Capital Loss Carryforward To Expire in 2010	Total Capital Loss Carryforward
Stock Fund	$—	$—	$—	$—	$—	$72,047	$72,047

Large Cap Growth Fund	—	—	—	—	561,936	14,235,430	14,797,366

U.S. Government Securities Fund	795,392	470,326	—	7,963	—	—	1,273,681

Bond Fund	—	—	—	—	153,961	181,097	335,058

Prime Money Market Fund	20,474	14,610	4,102	451	—	1,152	40,789

When-Issued and Delayed Delivery Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Riggs Funds

Securities Lending
Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at a minimum level of 100% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $716, $4,877, $9,166, $2,116, $529, and $8,692 for Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Prime Money Market Fund, and U.S. Treasury Money Market Fund, respectively, attributable to income earned on securities lending transactions.

Loans will be made to firms deemed by the Funds’ adviser to be of good financial standing and will not be made unless, in the judgment of the Funds’ adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds’ rights should the borrower of the securities fail financially.

As of October 31, 2002, the value of securities loaned plus interest, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due Broker	Reinvested Collateral Securities
Stock Fund	$891,635	$960,247	$960,247
Small Company Stock Fund	$2,306,444	$2,564,699	$2,564,699
U.S. Government Securities Fund	$20,254,183	$20,951,322	$20,951,322
Bond Fund	$7,196,114	$7,457,310	$7,457,310
Prime Money Market Fund	$1,601,579	$1,681,040	$1,681,040
U.S. Treasury Money Market Fund	$24,053,903	$24,090,336	$24,090,336

Cash collateral is held in segregated account.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Stock Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$731,456	115,752	$2,822,421	354,929

Shares issued to shareholders in payment of distributions declared	—	—	202,760	26,128

Shares redeemed	(2,483,393)	(397,943)	(7,152,859)	(884,288)

Net change resulting from Class R Share transactions	$(1,751,937)	(282,191)	$(4,127,678)	(503,231)

	Stock Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$320,800	44,712	$2,708,138	341,244

Shares issued to shareholders in payment of distributions declared	—	—	3,305	422

Shares redeemed	(5,146,283)	(825,464)	(19,224,745)	(2,354,409)

Net change resulting from Class Y Share transactions	$(4,825,483)	(780,752)	$(16,513,302)	(2,012,743)

Net change resulting from share transactions	$(6,577,420)	(1,062,943)	$20,640,980	(2,515,974)

Riggs Funds

	Small Company Stock Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$445,322	41,728	$1,419,366	126,886

Shares redeemed	(1,143,885)	(113,788)	(4,286,239)	(380,334)

Net change resulting from Class R Shares transactions	$(698,563)	(72,060)	$(2,866,873)	(253,448)

	Small Company Stock Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$1,378,956	137,117	$1,657,790	144,092

Shares issued to shareholders in payment of distributions declared	—	—	170	15

Shares redeemed	(3,448,679)	(342,147)	(13,974,276)	(1,236,599)

Net change resulting from Class Y Shares transactions	$(2,069,723)	(205,030)	$(12,316,316)	(1,092,492)

Net change resulting from share transactions	$(2,768,286)	(277,090)	$(15,183,189)	(1,345,940)

	Large Cap Growth Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$12,980	3,418	$763,436	155,033

Shares redeemed	(4,638,593)	(1,193,035)	(15,887,315)	(3,140,041)

Net change resulting from Class R Share transactions	$(4,625,613)	(1,189,617)	$(15,123,879)	(2,985,008)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$1,910,269	185,710	$4,917,103	490,037

Shares issued to shareholders in payment of distributions declared	284,035	27,775	817,757	81,469

Shares redeemed	(3,550,653)	(346,621)	(10,435,048)	(1,043,545)

Net change resulting from Class R Shares transactions	$(1,356,349)	(133,136)	$(4,700,188)	(472,039)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$734,786	72,499	$5,153,348	510,018

Shares issued to shareholders in payment of distributions declared	10,145	994	9,330	936

Shares redeemed	(15,522,117)	(1,507,941)	(20,607,639)	(2,049,930)

Net change resulting from Class Y Shares transactions	$(14,777,186)	(1,434,448)	$(15,444,961)	(1,538,976)

Net change resulting from share transactions	$(16,133,535)	(1,567,584)	$(20,145,149)	(2,011,015)

Riggs Funds

	Bond Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$586,566	54,730	$2,484,422	234,909

Shares issued to shareholders in payment of distributions declared	3,013	279	18,200	1,710

Shares redeemed	(3,739,091)	(345,336)	(11,092,833)	(1,046,705)

Net change resulting from Class R Share transactions	$(3,149,512)	(290,327)	$(8,590,211)	(810,086)

	Intermediate Tax Free Bond Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$895,035	85,650	$4,643,570	449,726

Shares issued to shareholders in payment of distributions declared	3,299	313	6,923	667

Shares redeemed	(4,747,347)	(449,221)	(8,590,863)	(829,763)

Net change resulting from Class R Share transactions	$(3,849,013)	(363,258)	$(3,940,370)	(379,370)

	Long Term Tax Free Bond Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$707,556	67,789	$653,807	62,284

Shares issued to shareholders in payment of distributions declared	1,701	160	7,222	691

Shares redeemed	(6,448,874)	(605,989)	(10,260,946)	(983,327)

Net change resulting from Class R Share transactions	$(5,739,617)	(538,040)	$(9,599,917)	(920,352)

	Prime Money Market Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$28,505,616	28,505,616	$136,039,399	136,039,399

Shares issued to shareholders in payment of distributions declared	135,547	135,547	925,886	925,886

Shares redeemed	(36,365,179)	(36,365,179)	(196,680,536)	(196,680,536)

Net change resulting from Class R Shares transactions	$(7,724,016)	(7,724,016)	$(59,715,251)	(59,715,251)

	Prime Money Market Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$228,922,588	228,876,540	$586,155,000	586,155,000

Shares issued to shareholders in payment of distributions declared	191,270	191,270	1,019,900	1,019,900

Shares redeemed	(282,880,645)	(282,880,645)	(599,997,607)	(599,997,607)

Net change resulting from Class Y Shares transactions	$(53,766,787)	(53,812,835)	$(12,822,707)	(12,822,707)

Net change resulting from share transactions	$(61,490,803)	(61,536,851)	$(72,537,958)	(72,537,958)

Riggs Funds

	U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$63,999,188	63,999,188	$90,810,472	90,810,471

Shares issued to shareholders in payment of distributions declared	14,675	14,675	109,240	109,240

Shares redeemed	(82,237,323)	(82,237,323)	(53,450,027)	(53,450,027)

Net change resulting from Class R Share transactions	$(18,223,460)	(18,223,460)	$37,469,685	37,469,684

	U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$75,556,792	75,556,792	$265,931,520	265,931,521

Shares issued to shareholders in payment of distributions declared	48,010	48,010	288,128	288,128

Shares redeemed	(100,233,128)	(100,233,128)	(343,640,166)	(343,640,166)

Net change resulting from Class Y Share transactions	$(24,628,326)	(24,628,326)	$(77,420,518)	(77,420,517)

Net change resulting from share transactions	$(42,851,786)	(42,851,786)	$(39,950,833)	(39,950,833)

Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
Riggs Securities Inc., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Stock Fund	0.75%
Small Company Stock Fund	0.80%
Large Cap Growth Fund	0.75%
U.S. Government Securities Fund	0.75%
Bond Fund	0.75%
Intermediate Tax Free Bond Fund	0.75%
Long Term Tax Free Bond Fund	0.75%
Prime Money Market Fund	0.50%
U.S. Treasury Money Market Fund	0.50%

Sub-Advisers
The Adviser has delegated daily management of the Funds to the following sub-advisers: Riggs Investment Advisors Inc. (with respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund). Large Cap Growth Fund is managed directly by the Adviser. The sub-adviser is paid by the Adviser and not by the Funds.

Administrative Fee
Federated Services Company (“FServ”) and Riggs Banks, N.A. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for an aggregate annual fee as specified below:

Fees Payable to FServ: Maximum Administrative fee	Average Daily Net Assets of the Riggs Group of Funds
0.140%	on the first $1.2 billion
0.120%	on the next $1.3 billion
0.100%	on the next $1.0 billion
0.080%	on assets in excess of $3.5 billion

Fees payable to Riggs Bank, N.A.:
Riggs Bank, N.A. provides these services for an annual fee of 0.020% of the average daily net assets of the Funds.

Riggs Funds

Distribution Services Fee
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ Class R Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Net Assets of Class
Class R Shares	0.25%

The Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund may pay FSC a fee computed at an annual rate of up to 0.50% of their average daily net assets.

Shareholder Services Fee
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Funds pay up to 0.25% of average daily net assets of the Funds for the period. The fee is paid to FSSC to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of the Funds’ average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees
Riggs Bank N.A., Washington D.C. is the Funds’ custodian. The fee paid to Riggs Bank N.A., Washington D.C. is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions
Purchases and sales of investments, excluding long-term U. S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2002, were as follows:

Fund	Purchases	Sales
Stock Fund	$22,307,781	$27,356,445
Small Company Stock Fund	$36,610,830	$36,757,093
Large Cap Growth Fund	$3,607,443	$6,920,151
U.S. Government Securities Fund	—	—
Bond Fund	—	$333,503
Intermediate Tax Free Bond Fund	$7,228,426	$13,254,750
Long Term Tax Free Bond Fund	$2,801,158	$9,122,445

Purchases and sales of long-term U.S. government securities for the six months ended October 31, 2002, were as follows.

Fund	Purchases	Sales
U.S. Government Securities Fund	$12,369,271	$26,845,459
Bond Fund	$2,897,145	$5,093,897

Change in Independent Auditors (Unaudited)
On April 12, 2002, the Board of Trustees of the Funds, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Fund’s independent auditors to KPMG LLP. For the fiscal years ended April 30, 2001 and April 30, 2000, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Funds and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their report.

Subsequent Event
Subject to shareholder approval, it is proposed that Riggs Large Cap Growth Fund’s assets be acquired in a tax-free reorganization by Federated Growth Strategies Fund, and in connection therewith, each share of Riggs Large Cap Growth Fund be invested, at net asset value, into the appropriate number of Class A Shares of Federated Growth Strategies Fund, thereby terminating the existence of Riggs Large Cap Growth Fund.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 76656A	609	Riggs Stock Fund R Shares	RISTX
Cusip 76656A	781	Riggs Stock Fund Y Shares	RIYSX
Cusip 76656A	807	Riggs Small Company Stock Fund R Shares	RISCX
Cusip 76656A	799	Riggs Small Company Stock Fund Y Shares	RISYX
Cusip 76656A	849	Riggs Large Cap Growth Fund R Shares	RILCX
Cusip 76656A	500	Riggs U.S. Government Securities Fund R Shares	RIBDX
Cusip 76656A	773	Riggs U.S. Government Securities Fund Y Shares	RIUSX
Cusip 76656A	872	Riggs Bond Fund R Shares	RIBRX
Cusip 76656A	864	Riggs Intermediate Tax Free Bond Fund R Shares	RIIBX
Cusip 76656A	856	Riggs Long Term Tax Free Bond Fund R Shares	RILTX
Cusip 76656A	203	Riggs Prime Money Market Fund R Shares	RRPXX
Cusip 76656A	104	Riggs Prime Money Market Fund Y Shares	RYPXX
Cusip 76656A	401	Riggs U.S. Treasury Money Market Fund R Shares	RGSXX
Cusip 76656A	302	Riggs U.S. Treasury Money Market Fund Y Shares	RYTXX

1111202A (12/02)